UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended October 31, 2025:
  John Hancock Balanced Fund
  John Hancock Disciplined Value International Fund
  John Hancock Diversified Macro Fund
  John Hancock Emerging Markets Equity Fund

John Hancock Balanced Fund
Class A/SVBAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$111	1.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class A/SVBAX) returned 17.17% (excluding sales charges) for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class A/SVBAX)	11.88%	8.92%	8.55%
Balanced Fund (Class A/SVBAX)—excluding sales charge	17.17%	9.93%	9.04%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947190

36A-A

10/25

12/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class C/SVBCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$186	1.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class C/SVBCX) returned 16.36% (excluding sales charges) for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class C/SVBCX)	15.36%	9.16%	8.29%
Balanced Fund (Class C/SVBCX)—excluding sales charge	16.36%	9.16%	8.29%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947190

36A-C

10/25

12/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class I/SVBIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$78	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class I/SVBIX) returned 17.50% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class I/SVBIX)	17.50%	10.26%	9.37%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947190

36A-I

10/25

12/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R2/JBATX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$118	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R2/JBATX) returned 17.08% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R2/JBATX)	17.08%	9.84%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947190

36A-R2

10/25

12/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R4/JBAFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$93	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R4/JBAFX) returned 17.37% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R4/JBAFX)	17.37%	10.11%	9.22%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947190
36A-R4
10/25
12/25
John Hancock Balanced Fund

John Hancock Balanced Fund
Class R5/JBAVX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$72	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R5/JBAVX) returned 17.60% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R5/JBAVX)	17.60%	10.33%	9.44%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947190
36A-R5
10/25
12/25
John Hancock Balanced Fund

John Hancock Balanced Fund
Class R6/JBAWX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$66	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R6/JBAWX) returned 17.63% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.

TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R6/JBAWX)	17.63%	10.38%	9.49%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947190
36A-R6
10/25
12/25
John Hancock Balanced Fund

John Hancock Disciplined Value International Fund
Class A/JDIBX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$124	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class A/JDIBX) returned 27.01% (excluding sales charges) for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class A/JDIBX)	20.65%	14.92%	6.96%
Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge	27.01%	16.11%	7.51%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947166
455A-A
10/25
12/25
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class C/JDICX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$208	1.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class C/JDICX) returned 26.10% (excluding sales charges) for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class C/JDICX)	25.10%	15.26%	6.73%
Disciplined Value International Fund (Class C/JDICX)—excluding sales charge	26.10%	15.26%	6.73%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947166
455A-C
10/25
12/25
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class I/JDVIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$95	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class I/JDVIX) returned 27.38% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class I/JDVIX)	27.38%	16.42%	7.81%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947166
455A-I
10/25
12/25
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class NAV/JDIVX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$83	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class NAV/JDIVX) returned 27.48% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class NAV/JDIVX)	27.48%	16.55%	7.93%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947166

455A-NAV

10/25

12/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R2/JDISX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$141	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R2/JDISX) returned 26.86% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R2/JDISX)	26.86%	15.98%	7.39%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947166

455A-R2

10/25

12/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R4/JDITX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$112	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R4/JDITX) returned 27.16% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R4/JDITX)	27.16%	16.24%	7.66%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947166
455A-R4
10/25
12/25
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R6/JDIUX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$84	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R6/JDIUX) returned 27.54% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R6/JDIUX)	27.54%	16.55%	7.92%
MSCI EAFE Index	23.03%	12.33%	7.48%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947166
455A-R6
10/25
12/25
John Hancock Disciplined Value International Fund

John Hancock Diversified Macro Fund
Class A/JDJAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$158	1.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class A/JDJAX) declined 3.12% (excluding sales charges) for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class A/JDJAX)	(7.93)%	1.05%	0.27%
Diversified Macro Fund (Class A/JDJAX)—excluding sales charge	(3.12)%	2.09%	1.10%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947177
473A-A
10/25
12/25
John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class C/JDJCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$232	2.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class C/JDJCX) declined 3.78% (excluding sales charges) for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class C/JDJCX)	(4.74)%	1.34%	0.35%
Diversified Macro Fund (Class C/JDJCX)—excluding sales charge	(3.78)%	1.34%	0.35%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947177

473A-C

10/25

12/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class I/JDJIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$134	1.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class I/JDJIX) declined 2.86% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class I/JDJIX)	(2.86)%	2.33%	1.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947177

473A-I

10/25

12/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$123	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class NAV) declined 2.74% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class NAV)	(2.74)%	2.46%	1.48%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947177

473A-NAV

10/25

12/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class R6/JDJRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$124	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class R6/JDJRX) declined 2.40% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class R6/JDJRX)	(2.40)%	2.54%	1.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947177

473A-R6

10/25

12/25

John Hancock Diversified Macro Fund

John Hancock Emerging Markets Equity Fund
Class A/JEMQX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$142	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class A/JEMQX) returned 18.47% (excluding sales charges) for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class A/JEMQX)	12.53%	(0.23)%	4.76%
Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge	18.47%	0.79%	5.30%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-A

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class C/JEMZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$218	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class C/JEMZX) returned 17.60% (excluding sales charges) for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class C/JEMZX)	16.60%	0.09%	4.56%
Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge	17.60%	0.09%	4.56%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-C

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class I/JEMMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$109	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class I/JEMMX) returned 18.85% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class I/JEMMX)	18.85%	1.09%	5.60%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-I

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$97	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class NAV) returned 18.95% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class NAV)	18.95%	1.20%	5.72%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-NAV

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R2/JEMKX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$153	1.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R2/JEMKX) returned 18.25% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R2/JEMKX)	18.25%	0.81%	5.36%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-R2

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R4/JEMNX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$122	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R4/JEMNX) returned 18.68% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R4/JEMNX)	18.68%	1.01%	5.54%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-R4

10/25

12/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R6/JEMGX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$99	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R6/JEMGX) returned 18.93% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R6/JEMGX)	18.93%	1.21%	5.73%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947155

456A-R6

10/25

12/25

John Hancock Emerging Markets Equity Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $244,413 and $242,065 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $3,066 and $2,734 for fiscal years ended October 31, 2025 and October 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $19,486 and $19,486 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,477 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $568,483 for the fiscal year ended October 31, 2025 and $846,046 for the fiscal year ended October 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2025 for the following funds:

  John Hancock Balanced Fund

  John Hancock Disciplined Value International Fund

  John Hancock Diversified Macro Fund

  John Hancock Emerging Markets Equity Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Balanced Fund
Asset allocation
October 31, 2025

John Hancock
Balanced Fund

2	Fund’s investments
38	Financial statements
42	Financial highlights
49	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BALANCED FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 58.2%		$3,648,517,538
(Cost $2,018,059,399)
Communication services 5.2%		324,588,285
Interactive media and services 4.8%
Alphabet, Inc., Class A	1,068,059	300,327,510
Wireless telecommunication services 0.4%
T-Mobile US, Inc.	115,500	24,260,775
Consumer discretionary 7.3%		458,804,245
Broadline retail 4.5%
Amazon.com, Inc. (A)	1,069,112	261,098,533
MercadoLibre, Inc. (A)	7,644	17,789,575
Hotels, restaurants and leisure 0.4%
Viking Holdings, Ltd. (A)	454,785	27,673,667
Specialty retail 2.4%
Burlington Stores, Inc. (A)	172,379	47,161,171
Chewy, Inc., Class A (A)	466,102	15,716,959
Lowe’s Companies, Inc.	259,811	61,868,793
Valvoline, Inc. (A)	832,946	27,495,547
Consumer staples 2.8%		176,860,411
Consumer staples distribution and retail 1.6%
Walmart, Inc.	1,018,318	103,033,415
Household products 0.9%
The Procter & Gamble Company	354,138	53,251,731
Personal care products 0.3%
BellRing Brands, Inc. (A)	682,883	20,575,265
Energy 3.3%		208,030,737
Oil, gas and consumable fuels 3.3%
Altera Infrastructure LP (A)	5,524	138,100
ConocoPhillips	417,247	37,076,568
EQT Corp.	1,383,636	74,135,217
Suncor Energy, Inc.	824,228	32,812,517
Valero Energy Corp.	376,671	63,868,335
Financials 5.8%		365,776,538
Banks 3.6%
JPMorgan Chase & Co.	530,139	164,936,846
M&T Bank Corp.	190,477	35,023,006
Old National Bancorp	1,280,495	26,160,513
Capital markets 0.8%
The Goldman Sachs Group, Inc.	61,710	48,712,023
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	2

	Shares	Value
Financials (continued)
Financial services 1.4%
Berkshire Hathaway, Inc., Class B (A)	190,443	$90,944,150
Health care 7.7%		479,432,214
Biotechnology 0.5%
Regeneron Pharmaceuticals, Inc.	47,047	30,665,235
Health care equipment and supplies 2.2%
Abbott Laboratories	214,742	26,546,406
Medtronic PLC	722,736	65,552,155
Stryker Corp.	127,780	45,520,347
Health care providers and services 1.3%
McKesson Corp.	58,213	47,230,535
The Cigna Group	143,772	35,139,315
Pharmaceuticals 3.7%
AstraZeneca PLC	181,933	30,009,541
Eli Lilly & Company	182,105	157,131,120
Galderma Group AG	224,205	41,637,560
Industrials 5.7%		354,264,482
Air freight and logistics 0.6%
DSV A/S	181,370	38,705,858
Building products 0.8%
Trane Technologies PLC	108,221	48,553,352
Construction and engineering 0.6%
Vinci SA	297,762	39,815,434
Electrical equipment 1.2%
Schneider Electric SE	252,701	72,001,709
Machinery 2.5%
Cummins, Inc.	151,659	66,378,111
Deere & Company	99,187	45,787,695
Federal Signal Corp.	286,350	33,797,891
Kone OYJ, B Shares	138,064	9,224,432
Information technology 16.6%		1,039,377,538
Communications equipment 0.9%
Arista Networks, Inc. (A)	361,143	56,948,640
Electronic equipment, instruments and components 0.9%
VusionGroup	17,274	4,801,306
Zebra Technologies Corp., Class A (A)	189,272	50,961,486
IT services 0.6%
GoDaddy, Inc., Class A (A)	270,532	36,015,925
Semiconductors and semiconductor equipment 8.5%
Applied Materials, Inc.	333,309	77,694,328
3	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	476,843	$176,255,478
Marvell Technology, Inc.	1,095,062	102,651,112
Micron Technology, Inc.	260,124	58,207,947
NVIDIA Corp.	578,808	117,202,832
Software 5.7%
Microsoft Corp.	606,288	313,941,985
SAP SE, ADR	171,903	44,696,499
Materials 2.8%		176,915,806
Chemicals 0.8%
Linde PLC	114,566	47,922,958
Construction materials 0.5%
Amrize, Ltd. (A)(B)	653,019	33,852,505
Metals and mining 1.5%
Freeport-McMoRan, Inc.	2,281,543	95,140,343
Real estate 1.0%		64,467,282
Specialized REITs 1.0%
American Tower Corp.	130,540	23,364,049

Digital Realty Trust, Inc.	241,202	41,103,233
Preferred securities 0.0%		$1,120,288
(Cost $1,348,394)
Communication services 0.0%		1,120,288
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	55,625	1,120,288

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 21.5%				$1,348,847,039
(Cost $1,344,247,229)
U.S. Government 6.6%				416,830,878
U.S. Treasury
Bond	1.375	08-15-50	63,512,000	32,368,792
Bond	1.625	11-15-50	33,446,000	18,183,650
Bond	2.000	02-15-50	33,892,000	20,502,012
Bond	3.375	08-15-42	17,842,000	15,329,484
Bond	3.375	11-15-48	3,916,000	3,176,702
Bond	4.000	11-15-42	10,116,000	9,428,033
Bond	4.625	11-15-44	16,581,000	16,560,921
Bond	4.750	05-15-55	64,831,000	65,681,907
Bond	4.750	08-15-55	28,830,000	29,221,908
Bond	4.875	08-15-45	23,280,000	23,978,400
Note	3.375	09-15-28	29,375,000	29,195,996
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	3.500	10-15-28	525,000	$523,564
Note	3.625	09-30-30	29,707,000	29,595,599
Note	3.875	09-30-32	17,014,000	17,003,366
Note	4.125	02-28-27	5,049,000	5,077,795
Note	4.125	07-31-31	19,002,000	19,332,308
Note	4.250	06-30-31	47,860,000	49,004,153
Note	4.250	08-15-35	32,263,000	32,666,288
U.S. Government Agency 14.9%				932,016,161
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,236,526	2,996,577
15 Yr Pass Thru	2.500	11-01-34	1,009,616	960,259
15 Yr Pass Thru	4.500	12-01-37	669,832	671,679
15 Yr Pass Thru	4.500	02-01-38	4,403,255	4,415,398
30 Yr Pass Thru	2.500	11-01-50	5,082,335	4,357,844
30 Yr Pass Thru	2.500	08-01-51	4,115,104	3,559,355
30 Yr Pass Thru	2.500	11-01-51	3,038,182	2,625,974
30 Yr Pass Thru	2.500	12-01-51	1,030,291	887,608
30 Yr Pass Thru	3.000	03-01-43	313,936	291,891
30 Yr Pass Thru	3.000	12-01-45	1,440,296	1,320,354
30 Yr Pass Thru	3.000	10-01-46	4,883,462	4,474,185
30 Yr Pass Thru	3.000	10-01-46	1,646,112	1,505,582
30 Yr Pass Thru	3.000	12-01-46	1,266,308	1,157,806
30 Yr Pass Thru	3.000	12-01-46	1,137,231	1,045,830
30 Yr Pass Thru	3.000	04-01-47	2,078,915	1,882,345
30 Yr Pass Thru	3.000	10-01-49	2,733,616	2,472,580
30 Yr Pass Thru	3.000	10-01-49	2,183,406	1,973,545
30 Yr Pass Thru	3.000	12-01-49	622,890	562,826
30 Yr Pass Thru	3.000	12-01-49	3,013,700	2,707,083
30 Yr Pass Thru	3.000	01-01-50	3,886,529	3,511,756
30 Yr Pass Thru	3.000	11-01-50	1,138,768	1,022,909
30 Yr Pass Thru	3.000	05-01-51	3,736,949	3,347,404
30 Yr Pass Thru	3.000	01-01-52	4,715,079	4,201,839
30 Yr Pass Thru	3.000	02-01-52	3,644,442	3,267,103
30 Yr Pass Thru	3.000	06-01-52	5,333,449	4,785,817
30 Yr Pass Thru	3.000	08-01-52	6,609,003	5,953,633
30 Yr Pass Thru	3.500	10-01-46	1,837,047	1,710,563
30 Yr Pass Thru	3.500	12-01-46	789,295	744,324
30 Yr Pass Thru	3.500	08-01-47	2,867,712	2,664,435
30 Yr Pass Thru	3.500	01-01-48	8,603,042	8,044,296
30 Yr Pass Thru	3.500	11-01-48	608,324	573,094
30 Yr Pass Thru	3.500	12-01-49	1,920,920	1,782,955
30 Yr Pass Thru	3.500	03-01-52	1,656,724	1,542,393
30 Yr Pass Thru	3.500	03-01-52	2,591,013	2,399,252
30 Yr Pass Thru	3.500	03-01-52	2,161,726	2,003,764
5	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-52	2,853,772	$2,655,941
30 Yr Pass Thru	3.500	04-01-52	6,115,057	5,693,057
30 Yr Pass Thru	3.500	07-01-52	1,679,153	1,554,879
30 Yr Pass Thru	3.500	07-01-52	3,182,881	2,948,311
30 Yr Pass Thru	3.500	07-01-52	2,963,143	2,741,989
30 Yr Pass Thru	4.000	11-01-47	301,772	291,415
30 Yr Pass Thru	4.000	08-01-48	348,118	336,497
30 Yr Pass Thru	4.000	08-01-49	4,657,771	4,459,213
30 Yr Pass Thru	4.000	04-01-52	5,472,233	5,235,535
30 Yr Pass Thru	4.000	04-01-52	3,162,476	3,043,474
30 Yr Pass Thru	4.000	04-01-52	4,656,053	4,466,298
30 Yr Pass Thru	4.000	05-01-52	163,349	157,100
30 Yr Pass Thru	4.000	05-01-52	4,649,649	4,442,718
30 Yr Pass Thru	4.000	06-01-52	5,222,238	4,986,561
30 Yr Pass Thru	4.000	06-01-52	5,541,348	5,305,123
30 Yr Pass Thru	4.000	06-01-52	5,620,291	5,370,163
30 Yr Pass Thru	4.000	08-01-52	2,460,894	2,351,373
30 Yr Pass Thru	4.000	08-01-52	6,910,128	6,611,234
30 Yr Pass Thru	4.000	08-01-52	1,356,137	1,294,935
30 Yr Pass Thru	4.000	10-01-52	3,981,475	3,826,678
30 Yr Pass Thru	4.000	02-01-53	9,226,498	8,867,776
30 Yr Pass Thru	4.000	04-01-53	1,446,439	1,384,778
30 Yr Pass Thru	4.000	04-01-53	1,781,226	1,703,623
30 Yr Pass Thru	4.000	01-01-54	5,547,818	5,295,714
30 Yr Pass Thru	4.500	03-01-41	536,075	538,330
30 Yr Pass Thru	4.500	07-01-52	1,448,195	1,425,541
30 Yr Pass Thru	4.500	07-01-52	4,813,577	4,738,276
30 Yr Pass Thru	4.500	08-01-52	813,158	800,945
30 Yr Pass Thru	4.500	08-01-52	4,126,819	4,062,261
30 Yr Pass Thru	4.500	08-01-52	3,469,169	3,414,899
30 Yr Pass Thru	4.500	09-01-52	2,203,571	2,168,411
30 Yr Pass Thru	4.500	09-01-52	2,454,151	2,417,293
30 Yr Pass Thru	4.500	09-01-52	14,558,477	14,335,283
30 Yr Pass Thru	4.500	11-01-52	5,414,584	5,307,885
30 Yr Pass Thru	4.500	12-01-52	1,253,431	1,233,431
30 Yr Pass Thru	4.500	12-01-52	5,427,455	5,354,423
30 Yr Pass Thru	4.500	04-01-53	1,168,413	1,150,866
30 Yr Pass Thru	4.500	04-01-53	4,567,962	4,485,797
30 Yr Pass Thru	4.500	05-01-53	1,069,677	1,056,955
30 Yr Pass Thru	4.500	06-01-53	2,667,069	2,621,346
30 Yr Pass Thru	4.500	08-01-53	4,185,754	4,121,583
30 Yr Pass Thru	4.500	02-01-54	2,804,751	2,759,999
30 Yr Pass Thru	5.000	07-01-52	4,904,432	4,938,302
30 Yr Pass Thru	5.000	07-01-52	4,230,361	4,227,995
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-52	2,879,139	$2,886,427
30 Yr Pass Thru	5.000	09-01-52	8,114,395	8,116,376
30 Yr Pass Thru	5.000	10-01-52	2,972,911	2,980,436
30 Yr Pass Thru	5.000	12-01-52	4,907,496	4,918,384
30 Yr Pass Thru	5.000	02-01-53	4,640,387	4,655,033
30 Yr Pass Thru	5.000	03-01-53	11,021,670	11,097,786
30 Yr Pass Thru	5.000	04-01-53	4,289,270	4,306,828
30 Yr Pass Thru	5.000	06-01-53	3,259,362	3,263,538
30 Yr Pass Thru	5.000	07-01-53	7,902,481	7,944,709
30 Yr Pass Thru	5.000	07-01-53	3,549,977	3,568,946
30 Yr Pass Thru	5.000	08-01-53	3,612,187	3,631,489
30 Yr Pass Thru	5.000	10-01-54	8,944,967	8,953,631
30 Yr Pass Thru	5.000	12-01-54	3,211,721	3,225,872
30 Yr Pass Thru	5.500	11-01-39	346,225	360,618
30 Yr Pass Thru	5.500	11-01-52	8,356,740	8,539,468
30 Yr Pass Thru	5.500	06-01-53	2,330,287	2,385,610
30 Yr Pass Thru	5.500	07-01-53	2,598,113	2,659,794
30 Yr Pass Thru	5.500	09-01-53	3,981,312	4,075,833
30 Yr Pass Thru	5.500	04-01-54	3,726,904	3,814,220
30 Yr Pass Thru	5.500	11-01-54	4,078,465	4,161,272
30 Yr Pass Thru	5.500	01-01-55	3,411,191	3,472,988
30 Yr Pass Thru	5.500	01-01-55	2,253,976	2,312,418
30 Yr Pass Thru	5.500	02-01-55	3,858,306	3,947,495
30 Yr Pass Thru	5.500	02-01-55	3,926,069	4,004,555
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,522,250	2,336,044
15 Yr Pass Thru	2.000	04-01-37	3,316,360	3,070,492
15 Yr Pass Thru	2.500	01-01-36	3,252,549	3,092,524
15 Yr Pass Thru	4.500	11-01-37	3,421,668	3,433,243
15 Yr Pass Thru	4.500	12-01-37	1,148,910	1,152,797
30 Yr Pass Thru	2.000	12-01-50	5,495,459	4,492,568
30 Yr Pass Thru	2.000	12-01-50	9,577,443	7,874,506
30 Yr Pass Thru	2.000	02-01-51	6,251,785	5,106,960
30 Yr Pass Thru	2.000	07-01-51	9,403,044	7,698,793
30 Yr Pass Thru	2.500	09-01-50	8,023,213	6,959,729
30 Yr Pass Thru	2.500	07-01-51	5,917,390	5,099,749
30 Yr Pass Thru	2.500	08-01-51	5,632,900	4,865,130
30 Yr Pass Thru	2.500	08-01-51	2,887,879	2,494,259
30 Yr Pass Thru	2.500	10-01-51	1,475,366	1,274,272
30 Yr Pass Thru	2.500	11-01-51	3,128,427	2,710,818
30 Yr Pass Thru	2.500	01-01-52	3,323,925	2,866,716
30 Yr Pass Thru	2.500	03-01-52	30,521,700	26,294,798
30 Yr Pass Thru	2.500	04-01-52	5,067,706	4,380,141
30 Yr Pass Thru	3.000	02-01-43	200,595	184,524
7	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-01-43	77,957	$72,422
30 Yr Pass Thru	3.000	05-01-43	124,584	115,333
30 Yr Pass Thru	3.000	12-01-45	1,625,847	1,482,394
30 Yr Pass Thru	3.000	02-01-47	1,227,576	1,127,616
30 Yr Pass Thru	3.000	10-01-47	2,690,033	2,457,537
30 Yr Pass Thru	3.000	12-01-47	729,139	660,196
30 Yr Pass Thru	3.000	10-01-49	2,993,138	2,708,255
30 Yr Pass Thru	3.000	11-01-49	562,940	508,832
30 Yr Pass Thru	3.000	02-01-50	3,150,407	2,801,330
30 Yr Pass Thru	3.000	03-01-50	13,906,730	12,467,070
30 Yr Pass Thru	3.000	12-01-51	2,860,721	2,556,079
30 Yr Pass Thru	3.000	12-01-51	7,129,758	6,393,227
30 Yr Pass Thru	3.000	02-01-52	1,933,699	1,733,487
30 Yr Pass Thru	3.000	02-01-52	3,613,613	3,220,269
30 Yr Pass Thru	3.000	03-01-52	10,489,235	9,405,657
30 Yr Pass Thru	3.000	04-01-52	13,845,881	12,325,767
30 Yr Pass Thru	3.000	05-01-52	1,024,230	921,623
30 Yr Pass Thru	3.500	06-01-42	1,264,953	1,209,735
30 Yr Pass Thru	3.500	06-01-43	2,457,821	2,345,013
30 Yr Pass Thru	3.500	12-01-44	418,949	395,843
30 Yr Pass Thru	3.500	04-01-45	403,603	382,375
30 Yr Pass Thru	3.500	04-01-45	159,619	151,150
30 Yr Pass Thru	3.500	07-01-47	3,647,210	3,435,407
30 Yr Pass Thru	3.500	12-01-47	594,459	557,522
30 Yr Pass Thru	3.500	06-01-49	3,255,227	3,046,860
30 Yr Pass Thru	3.500	08-01-49	8,898,277	8,300,891
30 Yr Pass Thru	3.500	09-01-49	308,555	287,840
30 Yr Pass Thru	3.500	09-01-49	3,814,356	3,528,181
30 Yr Pass Thru	3.500	01-01-50	1,172,178	1,092,385
30 Yr Pass Thru	3.500	03-01-50	1,978,814	1,844,111
30 Yr Pass Thru	3.500	03-01-50	2,174,518	2,013,582
30 Yr Pass Thru	3.500	04-01-50	8,973,775	8,390,951
30 Yr Pass Thru	3.500	06-01-50	1,980,310	1,847,362
30 Yr Pass Thru	3.500	09-01-50	2,604,759	2,429,888
30 Yr Pass Thru	3.500	11-01-50	3,920,382	3,637,586
30 Yr Pass Thru	3.500	01-01-51	8,486,871	7,930,366
30 Yr Pass Thru	3.500	03-01-51	3,330,134	3,102,402
30 Yr Pass Thru	3.500	02-01-52	1,501,970	1,406,767
30 Yr Pass Thru	3.500	04-01-52	2,013,860	1,869,220
30 Yr Pass Thru	3.500	04-01-52	11,715,439	10,841,057
30 Yr Pass Thru	3.500	05-01-52	1,774,516	1,643,738
30 Yr Pass Thru	3.500	05-01-52	4,163,685	3,843,820
30 Yr Pass Thru	3.500	08-01-52	4,817,312	4,462,288
30 Yr Pass Thru	3.500	09-01-52	1,758,733	1,628,569
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-52	2,518,583	$2,330,609
30 Yr Pass Thru	3.500	09-01-52	2,873,000	2,652,468
30 Yr Pass Thru	3.500	12-01-52	4,925,391	4,590,107
30 Yr Pass Thru	3.500	08-01-53	3,115,423	2,904,322
30 Yr Pass Thru	4.000	01-01-41	694,699	681,534
30 Yr Pass Thru	4.000	09-01-41	311,690	305,491
30 Yr Pass Thru	4.000	10-01-41	2,176,475	2,134,867
30 Yr Pass Thru	4.000	01-01-47	2,533,484	2,464,276
30 Yr Pass Thru	4.000	04-01-48	359,781	348,266
30 Yr Pass Thru	4.000	10-01-48	345,029	333,232
30 Yr Pass Thru	4.000	01-01-49	300,231	287,244
30 Yr Pass Thru	4.000	07-01-49	416,852	401,818
30 Yr Pass Thru	4.000	07-01-49	897,635	865,821
30 Yr Pass Thru	4.000	08-01-49	1,824,362	1,759,133
30 Yr Pass Thru	4.000	02-01-50	1,541,650	1,476,894
30 Yr Pass Thru	4.000	03-01-51	5,875,066	5,653,990
30 Yr Pass Thru	4.000	08-01-51	3,230,408	3,115,915
30 Yr Pass Thru	4.000	04-01-52	622,476	596,134
30 Yr Pass Thru	4.000	04-01-52	5,393,356	5,175,238
30 Yr Pass Thru	4.000	04-01-52	5,040,122	4,833,139
30 Yr Pass Thru	4.000	05-01-52	7,876,071	7,535,395
30 Yr Pass Thru	4.000	05-01-52	2,884,422	2,756,052
30 Yr Pass Thru	4.000	05-01-52	2,258,361	2,157,854
30 Yr Pass Thru	4.000	05-01-52	4,130,032	3,947,518
30 Yr Pass Thru	4.000	06-01-52	162,598	156,175
30 Yr Pass Thru	4.000	06-01-52	1,793,482	1,724,313
30 Yr Pass Thru	4.000	06-01-52	2,057,875	1,966,290
30 Yr Pass Thru	4.000	06-01-52	8,714,231	8,342,748
30 Yr Pass Thru	4.000	06-01-52	3,003,482	2,880,138
30 Yr Pass Thru	4.000	07-01-52	10,678,951	10,237,061
30 Yr Pass Thru	4.000	07-01-52	2,308,830	2,208,963
30 Yr Pass Thru	4.000	07-01-52	1,792,824	1,715,276
30 Yr Pass Thru	4.000	07-01-52	1,937,148	1,851,542
30 Yr Pass Thru	4.000	09-01-52	3,296,656	3,146,849
30 Yr Pass Thru	4.000	10-01-52	6,164,715	5,853,540
30 Yr Pass Thru	4.000	09-01-53	5,145,283	4,924,335
30 Yr Pass Thru	4.500	11-01-39	612,104	614,057
30 Yr Pass Thru	4.500	09-01-40	332,311	333,250
30 Yr Pass Thru	4.500	05-01-41	199,765	200,359
30 Yr Pass Thru	4.500	07-01-41	710,892	712,970
30 Yr Pass Thru	4.500	01-01-43	237,719	238,353
30 Yr Pass Thru	4.500	04-01-48	1,290,981	1,283,292
30 Yr Pass Thru	4.500	07-01-48	536,194	531,660
30 Yr Pass Thru	4.500	05-01-52	7,468,012	7,365,190
9	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	2,565,968	$2,526,630
30 Yr Pass Thru	4.500	06-01-52	6,007,953	5,913,969
30 Yr Pass Thru	4.500	06-01-52	11,074,074	10,900,838
30 Yr Pass Thru	4.500	07-01-52	4,971,793	4,894,017
30 Yr Pass Thru	4.500	07-01-52	4,006,210	3,943,539
30 Yr Pass Thru	4.500	07-01-52	5,145,981	5,065,480
30 Yr Pass Thru	4.500	08-01-52	3,040,586	2,979,718
30 Yr Pass Thru	4.500	08-01-52	673,625	663,508
30 Yr Pass Thru	4.500	08-01-52	4,957,735	4,858,489
30 Yr Pass Thru	4.500	08-01-52	3,774,947	3,699,378
30 Yr Pass Thru	4.500	08-01-52	2,626,580	2,586,312
30 Yr Pass Thru	4.500	08-01-52	6,864,538	6,782,896
30 Yr Pass Thru	4.500	08-01-52	7,524,785	7,374,151
30 Yr Pass Thru	4.500	09-01-52	4,012,312	3,958,323
30 Yr Pass Thru	4.500	09-01-52	1,284,080	1,263,993
30 Yr Pass Thru	4.500	10-01-52	3,447,813	3,401,419
30 Yr Pass Thru	4.500	10-01-52	1,627,539	1,601,570
30 Yr Pass Thru	4.500	10-01-52	1,777,289	1,750,597
30 Yr Pass Thru	4.500	11-01-52	1,728,312	1,701,275
30 Yr Pass Thru	4.500	12-01-52	9,579,306	9,396,525
30 Yr Pass Thru	4.500	03-01-53	4,777,185	4,712,903
30 Yr Pass Thru	4.500	04-01-53	4,889,548	4,813,059
30 Yr Pass Thru	4.500	05-01-53	1,007,324	992,196
30 Yr Pass Thru	4.500	07-01-53	1,780,418	1,752,010
30 Yr Pass Thru	5.000	08-01-52	9,200,517	9,266,932
30 Yr Pass Thru	5.000	08-01-52	5,166,016	5,203,307
30 Yr Pass Thru	5.000	09-01-52	6,469,150	6,513,827
30 Yr Pass Thru	5.000	09-01-52	2,718,623	2,729,752
30 Yr Pass Thru	5.000	10-01-52	2,754,891	2,772,195
30 Yr Pass Thru	5.000	12-01-52	2,894,869	2,913,052
30 Yr Pass Thru	5.000	01-01-53	6,833,059	6,880,248
30 Yr Pass Thru	5.000	04-01-53	7,404,407	7,443,973
30 Yr Pass Thru	5.000	05-01-53	8,441,691	8,486,800
30 Yr Pass Thru	5.000	07-01-53	2,675,260	2,689,555
30 Yr Pass Thru	5.000	09-01-53	13,292,849	13,351,419
30 Yr Pass Thru	5.000	11-01-53	4,329,569	4,325,645
30 Yr Pass Thru	5.000	11-01-54	5,132,066	5,130,622
30 Yr Pass Thru	5.000	12-01-54	3,333,861	3,339,174
30 Yr Pass Thru	5.500	12-01-52	3,222,581	3,293,046
30 Yr Pass Thru	5.500	12-01-52	1,712,901	1,754,102
30 Yr Pass Thru	5.500	08-01-53	2,223,276	2,268,416
30 Yr Pass Thru	5.500	02-01-54	2,694,995	2,758,977
30 Yr Pass Thru	5.500	05-01-54	3,172,297	3,228,775
30 Yr Pass Thru	5.500	05-01-54	2,436,891	2,480,276
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	10

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	05-01-54	6,385,146	$6,476,875
30 Yr Pass Thru	5.500	08-01-54	5,730,103	5,858,978
30 Yr Pass Thru	5.500	11-01-54	1,848,426	1,887,803
30 Yr Pass Thru	5.500	12-01-54	2,818,520	2,873,984
30 Yr Pass Thru	5.500	12-01-54	3,545,600	3,637,532
30 Yr Pass Thru	5.500	01-01-55	5,745,140	5,877,945
30 Yr Pass Thru	5.500	04-01-55	4,495,053	4,582,947
30 Yr Pass Thru	7.000	06-01-32	229	240
30 Yr Pass Thru	7.500	04-01-31	600	633

30 Yr Pass Thru	8.000	01-01-31	384	402
Corporate bonds 15.2%				$950,769,545
(Cost $938,382,900)
Communication services 1.1%				67,663,572
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	5,096,000	4,668,364
AT&T, Inc.	4.500	05-15-35	1,729,000	1,662,829
GCI LLC (C)	4.750	10-15-28	1,876,000	1,830,736
IHS Holding, Ltd. (B)(C)	7.875	05-29-30	1,564,000	1,595,387
IHS Holding, Ltd. (B)(C)	8.250	11-29-31	2,404,000	2,500,895
Iliad Holding SAS (C)	7.000	04-15-32	1,868,000	1,911,659
Iliad Holding SAS (C)	8.500	04-15-31	578,000	620,348
Level 3 Financing, Inc. (C)	6.875	06-30-33	2,865,000	2,934,582
NTT Finance Corp. (C)	5.171	07-16-32	1,549,000	1,591,662
Verizon Communications, Inc.	2.550	03-21-31	3,082,000	2,798,950
Windstream Services LLC (C)	8.250	10-01-31	881,000	899,630
Entertainment 0.1%
Roblox Corp. (C)	3.875	05-01-30	3,194,000	3,056,255
WarnerMedia Holdings, Inc.	4.279	03-15-32	1,276,000	1,168,736
WarnerMedia Holdings, Inc.	5.050	03-15-42	2,551,000	2,047,764
WMG Acquisition Corp. (C)	3.875	07-15-30	1,563,000	1,490,888
Interactive media and services 0.1%
Meta Platforms, Inc.	4.200	11-15-30	2,827,000	2,824,059
Meta Platforms, Inc.	4.600	11-15-32	1,884,000	1,893,470
Meta Platforms, Inc.	5.625	11-15-55	1,090,000	1,081,801
Media 0.3%
Cable One, Inc. (B)(C)	4.000	11-15-30	1,243,000	981,983
CCO Holdings LLC	4.500	05-01-32	875,000	778,233
Charter Communications Operating LLC	2.800	04-01-31	2,545,000	2,282,735
Charter Communications Operating LLC	6.384	10-23-35	4,530,000	4,692,410
Gray Media, Inc. (C)	10.500	07-15-29	1,968,000	2,120,774
News Corp. (C)	3.875	05-15-29	1,854,000	1,787,874
News Corp. (C)	5.125	02-15-32	972,000	962,153
Paramount Global	4.200	05-19-32	811,000	750,203
11	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global	4.375	03-15-43	1,392,000	$1,054,202
Paramount Global	4.950	05-19-50	3,361,000	2,625,457
Sirius XM Radio LLC (C)	4.000	07-15-28	1,221,000	1,186,716
Versant Media Group, Inc. (C)	7.250	01-30-31	373,000	380,209
Wireless telecommunication services 0.2%
Millicom International Cellular SA (C)	6.250	03-25-29	1,264,500	1,273,851
Millicom International Cellular SA (C)	7.375	04-02-32	677,000	707,003
T-Mobile USA, Inc.	3.875	04-15-30	7,726,000	7,567,611
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,833,000	1,934,143
Consumer discretionary 1.5%				95,446,072
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	1,177,000	1,142,229
Automobiles 0.5%
Ford Motor Credit Company LLC	4.000	11-13-30	5,416,000	5,081,258
Ford Motor Credit Company LLC	5.113	05-03-29	3,318,000	3,304,266
Ford Motor Credit Company LLC	5.800	03-08-29	2,712,000	2,759,841
Ford Motor Credit Company LLC	6.125	03-08-34	5,603,000	5,671,444
General Motors Financial Company, Inc.	3.600	06-21-30	6,702,000	6,428,410
General Motors Financial Company, Inc.	5.950	04-04-34	6,668,000	6,972,873
Broadline retail 0.1%
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	859,000	858,934
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	861,000	865,160
Macy’s Retail Holdings LLC (B)(C)	7.375	08-01-33	1,610,000	1,696,557
Rakuten Group, Inc. (C)	9.750	04-15-29	1,574,000	1,765,445
SGUS LLC (C)	11.000	12-15-29	521,204	449,544
Hotels, restaurants and leisure 0.5%
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	2,602,000	2,482,239
Carnival Corp. (C)	5.125	05-01-29	1,917,000	1,940,699
Carnival Corp. (C)	5.750	08-01-32	5,341,000	5,486,717
Carnival Corp. (C)	5.875	06-15-31	2,074,000	2,138,916
Flutter Treasury Designated Activity Company (C)	5.875	06-04-31	811,000	821,138
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	658,000	681,743
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	1,768,000	1,794,129
Marriott Ownership Resorts, Inc. (C)	6.500	10-01-33	1,617,000	1,594,381
MGM Resorts International	4.750	10-15-28	3,104,000	3,083,142
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,929,000	1,872,439
NCL Corp., Ltd. (C)	5.875	01-15-31	1,078,000	1,077,490
NCL Corp., Ltd. (C)	6.250	09-15-33	995,000	1,006,362
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
NCL Corp., Ltd. (C)	6.750	02-01-32	1,539,000	$1,581,416
Rivers Enterprise Borrower LLC (C)	6.250	10-15-30	453,000	456,692
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	1,517,000	1,533,073
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	857,000	862,809
Travel + Leisure Company (C)	4.625	03-01-30	874,000	847,365
Travel + Leisure Company (C)	6.125	09-01-33	1,892,000	1,912,634
Viking Cruises, Ltd. (C)	5.875	10-15-33	1,928,000	1,959,940
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	1,204,000	1,154,858
Century Communities, Inc. (C)	3.875	08-15-29	942,000	883,301
KB Home	4.000	06-15-31	1,232,000	1,163,158
Newell Brands, Inc. (B)	6.375	05-15-30	1,598,000	1,518,100
Newell Brands, Inc. (C)	8.500	06-01-28	1,081,000	1,109,016
TopBuild Corp. (C)	5.625	01-31-34	1,647,000	1,653,680
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	592,000	575,013
Asbury Automotive Group, Inc.	4.750	03-01-30	1,146,000	1,120,123
Global Auto Holdings, Ltd. (B)(C)	8.750	01-15-32	3,412,000	3,237,661
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	1,665,000	1,707,204
Group 1 Automotive, Inc. (C)	4.000	08-15-28	576,000	558,826
Lithia Motors, Inc. (C)	3.875	06-01-29	577,000	550,984
Lithia Motors, Inc. (C)	4.375	01-15-31	1,808,000	1,723,604
Lithia Motors, Inc. (C)	5.500	10-01-30	1,324,000	1,326,304
Saks Global Enterprises LLC (C)	11.000	12-15-29	221,750	49,339
Saks Global Enterprises LLC (C)	11.000	12-15-29	807,500	347,225
The Michaels Companies, Inc. (C)	5.250	05-01-28	1,965,000	1,834,880
The Michaels Companies, Inc. (C)	7.875	05-01-29	989,000	867,848
Valvoline, Inc. (C)	3.625	06-15-31	1,341,000	1,223,482
Textiles, apparel and luxury goods 0.1%
Gildan Activewear, Inc. (C)	4.700	10-07-30	552,000	549,618
S&S Holdings LLC (C)	8.375	10-01-31	1,807,000	1,726,277
Under Armour, Inc. (C)	7.250	07-15-30	442,000	436,286
Consumer staples 0.3%				16,253,545
Consumer staples distribution and retail 0.0%
Albertsons Companies, Inc. (C)	5.750	03-31-34	1,411,000	1,417,217
Food products 0.3%
JBS USA Lux SA	3.625	01-15-32	2,272,000	2,121,586
JBS USA Lux SA	5.750	04-01-33	2,320,000	2,416,821
JBS USA Lux SA (C)	5.950	04-20-35	534,000	558,868
MARB BondCo PLC (C)	3.950	01-29-31	3,443,000	3,106,409
Mars, Inc. (C)	5.000	03-01-32	1,714,000	1,761,348
13	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
NBM US Holdings, Inc. (C)	6.625	08-06-29	1,806,000	$1,825,992
Pilgrim’s Pride Corp.	6.250	07-01-33	2,856,000	3,045,304
Energy 2.3%				141,699,564
Oil, gas and consumable fuels 2.3%
Aker BP ASA (C)	3.100	07-15-31	1,094,000	1,001,253
Aker BP ASA (C)	3.750	01-15-30	784,000	756,334
Aker BP ASA (C)	4.000	01-15-31	1,282,000	1,236,884
Antero Midstream Partners LP (C)	5.375	06-15-29	1,480,000	1,479,078
Antero Midstream Partners LP (C)	5.750	10-15-33	1,621,000	1,618,673
Antero Midstream Partners LP (C)	6.625	02-01-32	2,203,000	2,280,728
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	1,988,000	1,982,174
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	584,000	595,561
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	756,000	769,515
Blue Racer Midstream LLC (C)	7.000	07-15-29	368,000	381,767
Blue Racer Midstream LLC (C)	7.250	07-15-32	1,888,000	1,982,566
Cheniere Energy Partners LP (C)	5.550	10-30-35	1,164,000	1,191,184
Cheniere Energy Partners LP	5.950	06-30-33	2,221,000	2,343,899
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	3,542,000	3,657,521
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	1,937,000	2,066,456
Continental Resources, Inc. (C)	2.875	04-01-32	1,678,000	1,465,254
Continental Resources, Inc. (C)	5.750	01-15-31	2,722,000	2,802,870
Devon Energy Corp.	5.200	09-15-34	968,000	961,359
DT Midstream, Inc. (C)	4.375	06-15-31	4,728,000	4,589,724
DT Midstream, Inc. (C)	5.800	12-15-34	938,000	968,972
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	1,924,000	1,917,230
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,827,000	2,846,156
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,759,000	1,777,128
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	1,340,592
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	550,000	541,063
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	948,000	914,773
Energy Transfer LP	5.600	09-01-34	1,332,000	1,370,061
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	4,102,000	4,119,245
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,287,000	$1,275,343
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,233,000	2,239,918
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	3,438,000	3,537,118
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,194,000	4,182,591
EQT Corp.	7.500	06-01-30	447,000	492,453
Expand Energy Corp.	4.750	02-01-32	1,631,000	1,601,119
Genesis Energy LP	7.875	05-15-32	962,000	990,848
Genesis Energy LP	8.000	05-15-33	1,093,000	1,128,861
Global Partners LP (C)	7.125	07-01-33	341,000	345,829
Global Partners LP (C)	8.250	01-15-32	960,000	1,003,620
Gulfstream Natural Gas System LLC (C)	5.600	07-23-35	965,000	988,298
Harbour Energy PLC (C)	6.327	04-01-35	3,294,000	3,374,426
Hess Midstream Operations LP (C)	6.500	06-01-29	375,000	388,576
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	950,000	978,989
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	231,000	242,056
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,745,000	2,756,666
Leviathan Bond, Ltd. (C)	6.750	06-30-30	411,000	415,367
Long Ridge Energy LLC (C)	8.750	02-15-32	1,763,000	1,822,877
Matador Resources Company (C)	6.250	04-15-33	943,000	941,606
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	841,057	691,054
MPLX LP	4.950	09-01-32	1,277,000	1,280,625
MPLX LP	5.000	03-01-33	1,291,000	1,293,573
Occidental Petroleum Corp.	5.375	01-01-32	895,000	910,331
Occidental Petroleum Corp.	6.450	09-15-36	2,516,000	2,670,965
Occidental Petroleum Corp.	6.625	09-01-30	2,659,000	2,854,479
ONEOK, Inc.	6.050	09-01-33	1,212,000	1,284,209
Ovintiv, Inc.	6.250	07-15-33	1,026,000	1,074,314
Ovintiv, Inc.	7.200	11-01-31	318,000	351,264
Parkland Corp. (C)	4.500	10-01-29	1,707,000	1,647,776
Parkland Corp. (C)	4.625	05-01-30	754,000	731,510
Parkland Corp. (C)	6.625	08-15-32	633,000	646,234
Plains All American Pipeline LP	4.700	01-15-31	848,000	849,854
Plains All American Pipeline LP	5.600	01-15-36	639,000	645,597
Repsol E&P Capital Markets US LLC (C)	5.204	09-16-30	850,000	853,150
Repsol E&P Capital Markets US LLC (C)	5.976	09-16-35	637,000	648,182
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,488,000	3,500,374
Saudi Arabian Oil Company (C)	5.250	07-17-34	1,172,000	1,212,241
Sunoco LP	4.500	04-30-30	2,536,000	2,456,622
Sunoco LP (C)	5.625	03-15-31	855,000	855,551
15	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP (C)	5.875	03-15-34	1,496,000	$1,495,755
Sunoco LP (C)	6.250	07-01-33	889,000	907,772
Sunoco LP (C)	7.250	05-01-32	1,356,000	1,429,581
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (C)(D)	7.875	09-18-30	2,566,000	2,605,773
Targa Resources Corp.	5.500	02-15-35	2,518,000	2,563,623
Targa Resources Corp.	6.150	03-01-29	1,710,000	1,799,897
Targa Resources Partners LP	4.000	01-15-32	2,303,000	2,180,286
Var Energi ASA (C)	5.875	05-22-30	3,567,000	3,711,747
Var Energi ASA (C)	8.000	11-15-32	5,116,000	5,903,555
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	1,230,000	1,244,735
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	4,720,000	4,411,623
Venture Global LNG, Inc. (C)	9.500	02-01-29	2,203,000	2,371,007
Viper Energy Partners LLC	4.900	08-01-30	1,689,000	1,700,806
Western Midstream Operating LP	4.050	02-01-30	2,352,000	2,297,450
Western Midstream Operating LP	5.450	11-15-34	1,128,000	1,125,910
Whistler Pipeline LLC (C)	5.400	09-30-29	891,000	913,171
Whistler Pipeline LLC (C)	5.700	09-30-31	884,000	914,387
Financials 5.1%				318,177,490
Banks 2.9%
Banco Santander SA	4.551	11-06-30	2,800,000	2,802,214
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)(D)	9.625	05-21-33	3,299,000	4,022,626
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,589,000	3,338,017
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,462,000	5,905,303
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	2,611,000	2,606,705
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	5,953,000	6,086,728
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	729,000	747,385
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	3,939,000	4,100,499
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,973,000	3,150,845
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	2,192,000	2,260,910
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	610,000	$645,139
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,877,000	3,061,982
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	1,855,000	1,917,557
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	1,005,000	1,069,477
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (C)	5.716	01-18-30	1,799,000	1,862,258
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,230,000	3,430,258
Citizens Financial Group, Inc.	3.250	04-30-30	405,000	383,876
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,624,000	1,661,529
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,287,000	4,473,256
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	1,491,887
Credit Agricole SA (C)	3.250	01-14-30	4,139,000	3,909,590
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (C)	5.862	01-09-36	2,381,000	2,504,231
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,487,000	2,617,839
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (C)	5.019	03-04-31	2,291,000	2,336,196
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	904,000	913,560
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,655,734
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(D)(E)	7.296	11-30-25	1,431,000	1,433,905
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,186,000	2,212,637
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,221,000	2,212,941
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,712,000	1,765,508
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,736,000	1,787,123
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	674,000	698,070
17	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	895,000	$939,565
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	1,064,000	1,054,011
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	890,000	918,055
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,380,000	1,491,841
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	1,525,000	1,417,389
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,593,000	2,627,610
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,536,000	2,601,821
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,465,000	2,524,933
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,547,000	3,667,834
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	2,275,000	2,387,372
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	6,354,000	6,588,240
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,641,000	1,712,504
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (B)	5.121	04-04-31	2,250,000	2,305,403
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	852,000	923,526
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	1,478,000	1,548,808
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (D)	6.625	09-27-35	1,721,000	1,710,959
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)(D)	6.750	09-27-31	1,128,000	1,162,165
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	995,000	989,993
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,205,000	1,231,246
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,988,000	$2,013,677
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,136,000	2,151,425
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	2,523,000	2,667,856
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)(D)	8.125	11-10-33	2,185,000	2,460,869
Popular, Inc. (B)	7.250	03-13-28	2,418,000	2,534,669
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,696,000	4,809,991
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	938,000	974,940
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	3,880,000	3,873,222
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	2,180,000	2,064,313
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,490,000	2,526,273
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,522,000	1,590,545
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,645,000	1,765,179
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	1,734,000	1,779,193
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,636,000	2,706,509
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	5,078,000	5,376,002
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,645,000	1,768,149
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	2,862,000	2,875,572
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	1,809,000	1,859,771
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,704,000	1,760,894
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,576,000	2,746,910
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	850,000	849,878
19	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,958,000	$7,419,431
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,937,000	1,981,055
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,523,000	1,576,277
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,910,000	4,341,661
Capital markets 1.2%
Ares Strategic Income Fund (C)	5.150	01-15-31	2,440,000	2,392,774
Ares Strategic Income Fund (C)	5.450	09-09-28	1,056,000	1,060,382
Ares Strategic Income Fund	5.600	02-15-30	1,387,000	1,396,305
Ares Strategic Income Fund	5.700	03-15-28	323,000	326,822
Ares Strategic Income Fund (C)	5.800	09-09-30	2,212,000	2,230,913
Ares Strategic Income Fund	6.200	03-21-32	1,645,000	1,678,676
Ares Strategic Income Fund	6.350	08-15-29	589,000	607,368
Blackstone Private Credit Fund	5.050	09-10-30	2,004,000	1,969,902
Blackstone Private Credit Fund	5.250	04-01-30	2,216,000	2,206,723
Blackstone Private Credit Fund	5.950	07-16-29	1,648,000	1,684,571
Blackstone Private Credit Fund	7.300	11-27-28	1,608,000	1,709,595
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	2,422,000	2,409,287
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	3,085,000	2,847,238
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,900,000	1,943,711
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,747,000	1,865,496
HPS Corporate Lending Fund (B)	5.950	04-14-32	1,711,000	1,719,409
Jefferies Financial Group, Inc.	6.200	04-14-34	2,294,000	2,407,430
Lazard Group LLC	4.375	03-11-29	2,302,000	2,299,373
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,481,000	1,413,193
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,173,000	1,038,369
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,902,000	3,405,823
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	4,167,000	4,279,210
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,479,000	3,577,889
MSCI, Inc. (C)	3.625	11-01-31	2,787,000	2,616,852
Sixth Street Lending Partners	5.750	01-15-30	973,000	985,709
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Sixth Street Lending Partners (C)	6.125	07-15-30	748,000	$768,784
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,446,000	1,485,259
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	7,167,000	6,504,229
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,453,000	2,206,576
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	1,905,000	1,971,216
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,549,000	1,692,265
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	1,671,000	1,692,374
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(D)	7.125	08-10-34	1,858,000	1,890,432
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	1,891,000	2,214,397
Consumer finance 0.2%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	2,346,000	2,355,809
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,106,000	1,128,271
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,634,000	1,691,515
Ally Financial, Inc.	8.000	11-01-31	2,072,000	2,358,883
OneMain Finance Corp.	6.125	05-15-30	2,248,000	2,274,436
Trust Fibra Uno (C)	7.375	02-13-34	2,411,000	2,625,965
Financial services 0.3%
Apollo Debt Solutions BDC	6.700	07-29-31	1,924,000	2,025,217
Apollo Debt Solutions BDC	6.900	04-13-29	3,479,000	3,642,818
Atlas Warehouse Lending Company LP (C)	6.250	01-15-30	1,448,000	1,516,579
Block, Inc. (C)	5.625	08-15-30	700,000	710,576
Block, Inc. (C)	6.000	08-15-33	907,000	927,404
Citadel Finance LLC (C)	5.900	02-10-30	1,664,000	1,680,914
Enact Holdings, Inc.	6.250	05-28-29	2,705,000	2,830,982
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	898,000	922,428
ION Platform Finance US, Inc. (C)	7.875	09-30-32	1,632,000	1,591,803
NMI Holdings, Inc.	6.000	08-15-29	968,000	998,056
Radian Group, Inc.	6.200	05-15-29	968,000	1,011,561
Rocket Companies, Inc. (C)	6.125	08-01-30	430,000	443,546
21	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Rocket Companies, Inc. (C)	6.375	08-01-33	561,000	$584,411
TrueNoord Capital DAC (C)	8.750	03-01-30	949,000	999,789
Insurance 0.5%
Athene Global Funding (C)	4.721	10-08-29	1,316,000	1,321,077
Athene Global Funding (C)	5.322	11-13-31	1,726,000	1,761,968
Athene Holding, Ltd.	3.500	01-15-31	1,344,000	1,272,680
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	921,000	917,225
CNO Financial Group, Inc.	5.250	05-30-29	2,908,000	2,954,670
CNO Financial Group, Inc.	6.450	06-15-34	1,016,000	1,078,167
F&G Annuities & Life, Inc.	6.250	10-04-34	645,000	655,616
F&G Annuities & Life, Inc.	6.500	06-04-29	968,000	1,010,709
GA Global Funding Trust (C)	4.500	09-18-30	2,635,000	2,599,242
GA Global Funding Trust (C)	5.200	12-09-31	1,523,000	1,536,370
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	1,645,000	1,602,110
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	593,000	619,978
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,517,988
MassMutual Global Funding II (C)	4.350	09-17-31	2,254,000	2,242,506
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,236,000	2,359,195
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,290,000	2,366,662
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	2,280,000	2,380,377
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	3,005,000	2,509,820
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	1,281,000	1,308,294
Health care 0.7%				46,179,679
Biotechnology 0.2%
AbbVie, Inc.	5.050	03-15-34	806,000	829,155
Amgen, Inc.	5.250	03-02-33	8,195,000	8,485,676
Amgen, Inc.	5.650	03-02-53	2,882,000	2,876,201
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,821,000	2,502,380
Health care equipment and supplies 0.1%
Solventum Corp.	5.450	03-13-31	3,308,000	3,445,023
Health care providers and services 0.3%
Centene Corp.	3.000	10-15-30	1,778,000	1,586,226
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	22

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	3.375	02-15-30	1,195,000	$1,099,300
CVS Health Corp.	5.000	09-15-32	2,378,000	2,415,730
DaVita, Inc. (C)	4.625	06-01-30	1,189,000	1,148,165
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	4,223,000	3,741,684
HCA, Inc.	4.300	11-15-30	770,000	766,253
HCA, Inc.	4.600	11-15-32	1,184,000	1,176,647
HCA, Inc.	5.450	04-01-31	2,042,000	2,125,302
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	2,527,000	2,482,251
Universal Health Services, Inc.	2.650	10-15-30	3,069,000	2,785,302
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,072,000	1,120,005
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc. (C)	8.500	04-15-31	991,000	1,050,384
IQVIA, Inc.	6.250	02-01-29	1,125,000	1,185,128
Royalty Pharma PLC	5.150	09-02-29	1,101,000	1,129,193
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	372,000	389,783
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	2,646,000	1,986,963
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,792,000	1,852,928
Industrials 1.2%				77,390,286
Aerospace and defense 0.1%
Efesto Bidco SpA Efesto US LLC (C)	7.500	02-15-32	1,753,000	1,750,257
The Boeing Company	6.528	05-01-34	6,951,000	7,691,073
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	1,826,000	1,727,660
Builders FirstSource, Inc. (C)	6.375	03-01-34	2,030,000	2,102,315
Builders FirstSource, Inc. (C)	6.750	05-15-35	589,000	618,422
Commercial services and supplies 0.0%
Cimpress PLC (C)	7.375	09-15-32	1,619,000	1,645,451
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,118,000	1,224,904
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	787,000	786,703
MasTec, Inc.	5.900	06-15-29	1,126,000	1,176,915
Williams Scotsman, Inc. (C)	6.625	06-15-29	691,000	711,434
Electrical equipment 0.0%
EMRLD Borrower LP (C)	6.625	12-15-30	2,383,000	2,449,798
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	1,276,000	1,215,258
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	1,982,000	2,074,088
Weir Group, Inc. (C)	5.350	05-06-30	1,001,000	1,026,947
23	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 0.6%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	1,106,000	$1,145,297
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,045,979	2,018,779
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	438,467	415,407
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,258,771	1,214,267
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,621,208	1,583,345
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	932,707	885,266
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,522,135	2,312,130
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,937,028	1,817,843
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	407,871	397,445
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,174,430	2,885,905
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,792,150	1,709,933
American Airlines 2025-1 Class A Pass Through Trust (F)	4.900	05-11-38	2,217,000	2,229,657
American Airlines 2025-1 Class B Pass Through Trust (F)	5.650	11-11-34	656,000	664,048
American Airlines, Inc. (B)(C)	7.250	02-15-28	1,572,000	1,608,466
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	353,068	340,649
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	819,153	803,575
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	198,415	208,789
Delta Air Lines, Inc.	4.375	04-19-28	1,362,000	1,362,972
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,421,688	1,261,438
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,413,483	1,358,820
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,401,696	1,350,355
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,208,567	1,236,436
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,784,918	2,906,262
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,127,044	2,176,070
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,259,320	2,331,583
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines, Inc. (C)	4.625	04-15-29	539,000	$533,837
Trading companies and distributors 0.2%
AerCap Ireland Capital DAC	3.300	01-30-32	7,296,000	6,733,123
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,155,000	1,193,250
Ashtead Capital, Inc. (C)	5.550	05-30-33	2,856,000	2,941,694
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,983,000	1,946,050
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	1,543,000	1,616,370
Information technology 1.1%				69,966,548
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	3,164,000	2,860,948
Motorola Solutions, Inc.	2.750	05-24-31	2,512,000	2,303,328
Electronic equipment, instruments and components 0.0%
TD SYNNEX Corp.	5.300	10-10-35	2,359,000	2,353,956
IT services 0.0%
CoreWeave, Inc. (C)	9.000	02-01-31	1,570,000	1,574,592
CoreWeave, Inc. (C)	9.250	06-01-30	1,210,000	1,221,768
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	3.419	04-15-33	6,294,000	5,869,008
Broadcom, Inc.	4.550	02-15-32	652,000	656,269
Broadcom, Inc.	4.800	02-15-36	2,204,000	2,187,436
Broadcom, Inc.	4.900	07-15-32	3,412,000	3,488,094
Broadcom, Inc.	4.900	02-15-38	980,000	968,117
Foundry JV Holdco LLC (C)	6.100	01-25-36	2,791,000	2,948,301
Foundry JV Holdco LLC (C)	6.250	01-25-35	4,328,000	4,605,806
Kioxia Holdings Corp. (C)	6.625	07-24-33	3,161,000	3,297,265
Marvell Technology, Inc.	5.950	09-15-33	1,079,000	1,153,191
Micron Technology, Inc.	2.703	04-15-32	2,034,000	1,816,112
Micron Technology, Inc.	5.300	01-15-31	1,848,000	1,910,224
Micron Technology, Inc.	5.650	11-01-32	1,827,000	1,917,807
Micron Technology, Inc.	5.800	01-15-35	1,498,000	1,581,706
Qorvo, Inc. (C)	3.375	04-01-31	1,951,000	1,799,030
Qorvo, Inc.	4.375	10-15-29	1,239,000	1,218,816
Software 0.2%
Cloud Software Group, Inc. (C)	6.625	08-15-33	716,000	717,640
Cloud Software Group, Inc. (C)	8.250	06-30-32	629,000	660,962
Oracle Corp.	4.800	09-26-32	1,380,000	1,365,792
Oracle Corp.	5.200	09-26-35	1,610,000	1,585,535
Oracle Corp.	5.250	02-03-32	1,523,000	1,550,477
Oracle Corp.	5.550	02-06-53	3,829,000	3,439,562
25	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
WULF Compute LLC (C)	7.750	10-15-30	757,000	$786,428
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.100	03-01-30	482,000	491,536
Dell International LLC	4.500	02-15-31	3,327,000	3,317,752
Dell International LLC	4.750	10-06-32	2,387,000	2,380,193
Dell International LLC	5.100	02-15-36	1,528,000	1,512,169
Dell International LLC	5.300	04-01-32	2,476,000	2,557,324
Dell International LLC	5.400	04-15-34	3,755,000	3,869,404
Materials 0.4%				23,856,155
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,783,000	1,699,464
JH North America Holdings, Inc. (C)	5.875	01-31-31	466,000	474,628
JH North America Holdings, Inc. (C)	6.125	07-31-32	1,670,000	1,712,744
Quikrete Holdings, Inc. (C)	6.375	03-01-32	1,632,000	1,692,730
Standard Building Solutions, Inc. (C)	6.250	08-01-33	1,591,000	1,622,419
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	1,692,000	1,708,898
Graphic Packaging International LLC (C)	3.500	03-01-29	1,334,000	1,264,159
Toucan FinCo, Ltd. (C)	9.500	05-15-30	1,980,000	1,856,417
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	614,000	648,961
Aris Mining Corp. (C)	8.000	10-31-29	1,594,000	1,657,919
Capstone Copper Corp. (C)	6.750	03-31-33	454,000	469,779
CSN Resources SA (C)	4.625	06-10-31	2,579,000	2,013,217
First Quantum Minerals, Ltd. (C)	7.250	02-15-34	582,000	604,413
First Quantum Minerals, Ltd. (C)	8.000	03-01-33	994,000	1,056,406
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	796,000	833,648
Freeport-McMoRan, Inc.	5.400	11-14-34	1,457,000	1,502,886
Novelis Corp. (C)	4.750	01-30-30	2,100,000	2,029,815
Paper and forest products 0.0%
Magnera Corp. (C)	7.250	11-15-31	1,167,000	1,007,652
Real estate 0.3%				18,626,437
Hotel and resort REITs 0.0%
XHR LP (C)	6.625	05-15-30	862,000	879,860
Industrial REITs 0.0%
Prologis Targeted US Logistics Fund LP (C)	4.250	01-15-31	906,000	899,467
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	2,825,000	2,585,041
Specialized REITs 0.2%
American Tower Corp.	5.550	07-15-33	1,582,000	1,656,344
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	26

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
American Tower Corp.	5.650	03-15-33	1,589,000	$1,673,743
GLP Capital LP	4.000	01-15-30	449,000	434,937
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	382,000	369,250
Iron Mountain, Inc. (C)	5.250	07-15-30	922,000	917,703
Millrose Properties, Inc. (C)	6.375	08-01-30	2,117,000	2,144,607
Uniti Group LP (C)	6.500	02-15-29	715,000	669,187
VICI Properties LP (C)	3.875	02-15-29	1,255,000	1,226,273
VICI Properties LP	5.125	11-15-31	2,883,000	2,919,079
VICI Properties LP	5.125	05-15-32	2,233,000	2,250,946
Utilities 1.2%				75,510,197
Electric utilities 0.7%
American Electric Power Company, Inc.	5.625	03-01-33	1,018,000	1,072,847
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	559,000	566,097
Atlantica Transmision Sur SA (C)	6.875	04-30-43	506,579	542,686
Constellation Energy Generation LLC	6.500	10-01-53	1,388,000	1,535,777
Duke Energy Corp. (B)	5.750	09-15-33	2,279,000	2,420,817
Electricite de France SA (C)	5.650	04-22-29	2,883,000	2,998,908
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	2,314,000	2,680,071
Exelon Corp.	5.125	03-15-31	1,718,000	1,776,241
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	522,000	548,661
FirstEnergy Corp.	2.650	03-01-30	1,743,000	1,617,205
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,065,000	975,763
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,207,000	1,256,259
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	434,000	464,130
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,052,000	1,094,058
NRG Energy, Inc. (C)	3.625	02-15-31	1,313,000	1,225,667
NRG Energy, Inc. (C)	3.875	02-15-32	2,946,000	2,734,107
NRG Energy, Inc. (C)	4.450	06-15-29	1,802,000	1,789,874
NRG Energy, Inc. (C)	5.750	01-15-34	1,111,000	1,118,833
NRG Energy, Inc. (C)	6.000	02-01-33	1,222,000	1,246,540
NRG Energy, Inc. (C)	7.000	03-15-33	2,468,000	2,724,191
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	1,456,000	1,597,950
27	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Pacific Gas & Electric Company	4.950	07-01-50	1,125,000	$968,335
Pacific Gas & Electric Company	5.800	05-15-34	2,151,000	2,229,212
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,833,000	1,925,616
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,047,000	3,133,916
The Southern Company	5.200	06-15-33	794,000	816,918
The Southern Company	5.700	03-15-34	2,133,000	2,251,230
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,173,000	2,322,389
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	601,000	616,107
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	1,341,635	1,253,087
Capital Power US Holdings, Inc. (C)	5.257	06-01-28	872,000	888,640
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	1,890,000	1,979,127
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	728,000	745,867
Vistra Operations Company LLC (C)	4.300	07-15-29	3,870,000	3,831,582
Vistra Operations Company LLC (C)	6.875	04-15-32	1,029,000	1,080,801
Vistra Operations Company LLC (C)	6.950	10-15-33	2,269,000	2,523,821
Multi-utilities 0.3%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,394,000	1,402,885
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	472,000	505,569
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,553,000	1,623,239
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	1,883,000	1,907,596
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,329,000	2,355,181
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,427,000	1,499,923
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	877,000	957,951
NiSource, Inc.	3.600	05-01-30	1,257,000	1,219,668
Sempra (B)	5.500	08-01-33	1,948,000	2,036,782
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,687,000	1,732,421

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,658,000	1,715,652
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	28

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.0%				$967,595
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	967,595
Term loans (G) 0.1%				$7,324,897
(Cost $7,340,689)
Financials 0.0%				1,472,415
Insurance 0.0%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.252	01-30-32	1,470,885	1,472,415
Health care 0.0%				663,906
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	7.965	04-23-31	668,250	663,906
Industrials 0.1%				3,646,954
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.671	02-04-32	924,000	923,076
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.965	01-20-32	2,768,000	2,723,878
Information technology 0.0%				418,263
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	02-09-32	418,000	418,263
Materials 0.0%				1,123,359
Construction materials 0.0%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.215	01-30-32	1,122,360	1,123,359
Collateralized mortgage obligations 1.5%				$95,435,923
(Cost $94,905,812)
Commercial and residential 1.1%				72,178,318
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	289,171	274,929
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	1,473,384	1,246,588
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	1,186,584	1,037,951
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,472,313	1,465,984
Series 2025-10, Class A1 (C)(H)	4.960	09-25-70	690,000	689,593
Series 2025-11, Class A1 (C)(H)	4.975	10-25-70	1,417,000	1,412,703
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	549,610	496,021
29	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Avenue of Americas
Series 2025-1301, Class A (C)(H)	5.059	08-11-42	1,848,000	$1,875,255
BAHA Trust
Series 2024-MAR, Class A (C)(H)	5.972	12-10-41	2,260,000	2,337,583
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	575,000	483,601
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	152,881	149,507
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,835	552,981
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	625,621
Series 2024-5C31, Class A3	5.609	12-15-57	703,000	733,299
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	649,268	641,477
Series 2019-B13, Class A2	2.889	08-15-57	517,112	498,414
Series 2024-V12, Class A3	5.738	12-15-57	2,240,000	2,344,373
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	658,000	685,373
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	498,327	467,932
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	927,000	877,376
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,538,616
CENT Trust
Series 2025-CITY, Class A (C)(H)	4.920	07-10-40	1,205,000	1,220,359
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	1,359,000	1,398,727
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	816,325	692,944
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	1,158,677	980,580
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	876,402	760,736
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (C)	2.994	02-25-67	1,470,945	1,411,328
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (C)	5.529	08-25-70	970,013	977,137
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	2,083,823	1,812,040
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,498,792	85,049
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	739,898	664,466
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	617,755	535,467
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	1,526,657	1,311,586
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	173,152	151,783
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	784,375	661,009
Series 2025-INV4, Class A1 (C)	5.100	10-25-70	854,956	855,848
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	1,666,913	1,396,886
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	440,761	$394,556
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	552,367	476,958
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	1,666,472	1,450,327
Series 2025-NQM5, Class A1 (C)(H)	4.981	08-25-70	1,118,105	1,117,042
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	95,516	90,528
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	312,108	283,330
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(H)	5.467	01-13-40	1,915,000	1,982,579
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	518,951	451,828
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	1,039,118
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	281,815	265,433
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	380,000	353,995
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.312	11-05-41	1,120,000	1,108,113
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	784,736	741,208
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	307,623	265,703
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	1,178,638	980,210
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	1,290,175	1,064,406
Series 2025-NQM18, Class A1 (C)(H)	5.057	09-25-65	717,532	717,366
Series 2025-NQM19, Class A1 (C)(H)	4.869	10-25-65	1,494,000	1,488,239
Series 2025-NQM20, Class A1 (C)	5.021	10-25-65	1,537,000	1,536,973
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	1,152,782	1,031,671
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	1,787,000	1,834,028
Series 2024-CNTR, Class D (C)	7.109	11-13-41	2,250,000	2,352,127
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,507,900
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	1,549,721	1,394,465
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	662,437	630,196
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	566,131	551,778
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	551,264	530,121
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,110,158	1,014,185
Series 2024-4, Class A1A (C)(H)	4.552	10-27-64	2,558,234	2,570,777
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(H)	5.061	07-13-44	1,412,000	1,427,685
Verus Securitization Trust
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	876,173	771,580
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	554,130	471,845
31	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	876,926	$764,821
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	186,319	179,479
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,285,000	1,343,913
Series 2025-5C6, Class A3	5.186	10-15-58	1,591,000	1,637,088
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(H)	5.349	07-15-40	979,000	1,005,625
U.S. Government Agency 0.4%				23,257,605
Government National Mortgage Association
Series 2012-114, Class IO	0.633	01-16-53	595,924	8,884
Series 2016-174, Class IO	0.726	11-16-56	1,157,653	36,145
Series 2017-109, Class IO	0.202	04-16-57	1,351,908	14,013
Series 2017-124, Class IO	0.625	01-16-59	1,411,459	49,277
Series 2017-135, Class IO	0.694	10-16-58	2,303,832	71,390
Series 2017-140, Class IO	0.485	02-16-59	1,212,687	31,492
Series 2017-159, Class IO	0.430	06-16-59	1,855,980	46,913
Series 2017-169, Class IO	0.521	01-16-60	20,359,022	563,047
Series 2017-20, Class IO	0.490	12-16-58	2,000,983	41,448
Series 2017-22, Class IO	0.772	12-16-57	738,439	26,899
Series 2017-41, Class IO	0.497	07-16-58	915,274	21,816
Series 2017-46, Class IO	0.648	11-16-57	2,077,207	77,976
Series 2017-61, Class IO	0.688	05-16-59	698,178	24,315
Series 2018-158, Class IO	0.797	05-16-61	2,886,218	173,291
Series 2018-35, Class IO	0.543	03-16-60	3,343,529	104,325
Series 2018-43, Class IO	0.455	05-16-60	3,622,145	115,710
Series 2018-68, Class IO	0.425	01-16-60	5,700,343	174,917
Series 2018-69, Class IO	0.609	04-16-60	3,090,506	140,377
Series 2018-81, Class IO	0.486	01-16-60	4,530,784	188,390
Series 2018-9, Class IO	0.444	01-16-60	5,867,404	175,344
Series 2019-131, Class IO	0.803	07-16-61	2,922,779	167,606
Series 2020-100, Class IO	0.786	05-16-62	3,962,661	238,960
Series 2020-108, Class IO	0.847	06-16-62	22,767,186	1,317,769
Series 2020-114, Class IO	0.798	09-16-62	10,365,296	544,912
Series 2020-118, Class IO	0.884	06-16-62	8,789,612	552,714
Series 2020-119, Class IO	0.608	08-16-62	4,261,006	197,595
Series 2020-120, Class IO	0.758	05-16-62	2,539,874	149,193
Series 2020-137, Class IO	0.798	09-16-62	18,354,967	1,065,186
Series 2020-150, Class IO	0.966	12-16-62	8,310,280	567,370
Series 2020-170, Class IO	0.836	11-16-62	10,751,078	697,936
Series 2020-92, Class IO	0.881	02-16-62	9,315,241	521,515
Series 2021-110, Class IO	0.875	11-16-63	7,077,112	480,180
Series 2021-163, Class IO	0.802	03-16-64	8,890,961	514,522
Series 2021-183, Class IO	0.871	01-16-63	6,868,018	383,708
Series 2021-3, Class IO	0.870	09-16-62	19,715,209	1,263,905
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	32

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-40, Class IO	0.822	02-16-63	3,923,449	$242,356
Series 2021-47, Class IO	0.992	03-16-61	25,543,090	1,719,890
Series 2022-17, Class IO	0.802	06-16-64	10,567,121	604,091
Series 2022-181, Class IO	0.720	07-16-64	5,242,381	319,698
Series 2022-21, Class IO	0.785	10-16-63	4,626,481	287,431
Series 2022-53, Class IO	0.707	06-16-64	16,931,137	775,287
Series 2022-57, Class IO	0.756	09-16-63	12,855,429	654,101
Series 2023-197, Class IO	1.241	09-16-65	3,607,071	303,729
Series 2024-135, Class IO	0.834	11-16-66	34,163,706	2,163,635
Series 2024-179, Class XI IO	0.831	12-16-66	18,243,029	1,310,944
Series 2024-193, Class IO	0.701	12-16-66	3,987,141	253,579
Series 2025-126, Class IO	0.768	05-16-67	32,870,921	2,352,789

Series 2025-128, Class IO	0.926	09-16-67	18,626,854	1,521,035
Asset-backed securities 1.9%				$118,864,573
(Cost $120,584,985)
Asset-backed securities 1.9%				118,864,573
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	403,152	397,986
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	480,000	468,714
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,149,726
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	714,000	688,054
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	291,233	268,412
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,257,200	2,182,061
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3 (F)	3.850	07-15-30	746,000	746,601
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,527,649	2,162,042
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,182,419	1,814,167
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	1,498,654	1,515,347
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	1,786,558	1,678,051
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,195,866	1,108,630
Series 2022-1A, Class A (C)	2.720	01-18-47	1,608,352	1,490,639
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,578,000	1,590,033
Series 2025-1A, Class A1 (C)	5.316	05-25-50	1,295,000	1,314,540
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	713,000	735,694
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	1,328,000	1,347,025
33	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	1,582,000	$1,616,297
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	2,200,000	2,170,656
Series 2024-2A, Class A2 (C)	4.500	05-20-49	2,167,000	2,132,805
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,269,136
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	1,271,875	1,258,985
Series 2025-1A, Class A2I (C)	4.891	08-20-55	906,000	910,137
Series 2025-1A, Class A2II (C)	5.165	08-20-55	968,000	977,962
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	495,277
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,789,567
Series 2025-1A, Class A2I (C)	4.930	07-25-55	997,000	1,004,680
Series 2025-1A, Class A2II (C)	5.217	07-25-55	1,158,000	1,171,065
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,668,044	1,611,742
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,244,075	2,114,861
Series 2025-1A, Class A2 (C)	5.296	10-20-55	1,258,000	1,250,905
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,689,204
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	781,000	870,801
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3 (F)	3.840	02-18-31	696,000	694,866
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	1,004,000	1,031,391
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	431,222	428,556
Series 2021-1A, Class A2 (C)	2.773	04-20-29	1,146,725	1,136,210
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	2,912,000	2,871,194
Hotwire Funding LLC
Series 2021-1, Class A2 (C)	2.311	11-20-51	1,982,000	1,932,222
Series 2024-1A, Class A2 (C)	5.893	06-20-54	646,000	655,926
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	2,342,986	2,305,517
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	1,795,975	1,823,352
Series 2025-1A, Class A2 (C)	5.610	08-16-55	1,874,000	1,907,205
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	1,201,000	1,214,177
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	1,639,000	1,658,408
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	742,146	650,649
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	34

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,334,015	$3,174,861
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,416,620	1,332,011
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,489,922
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,544,000	989,326
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	169,486	166,941
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	1,538,782	1,474,245
Series 2025-SFR2, Class A (C)	3.305	04-17-42	1,049,750	998,080
Series 2025-SFR5, Class A (C)	3.850	10-17-42	1,410,000	1,364,956
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	28,029	27,981
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	1,612,000	1,612,552
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (C)(E)	5.385	01-15-38	1,128,000	1,129,611
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (C)(E)	5.205	04-15-38	1,181,000	1,177,272
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	1,439,000	1,424,213
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	728,033	751,648
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	1,600,000	1,595,782
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	546,693	498,980
Series 2024-A, Class A1A (C)	5.240	03-15-56	1,918,736	1,947,163
Series 2024-E, Class A1A (C)	5.090	10-16-56	1,398,925	1,441,747
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,388,852	2,354,113
Series 2020-1A, Class A2II (C)	4.336	01-20-50	1,535,352	1,483,080
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,868,457	1,731,712
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	952,800	964,302
Series 2024-1A, Class A2II (C)	6.268	07-30-54	910,123	930,419
Series 2024-3A, Class A23 (C)	5.914	07-30-54	2,325,428	2,308,635
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	235,671	231,642
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	615,000	617,242
Series 2025-1A, Class A2 (C)	5.036	03-25-55	2,452,000	2,436,077
Series 2025-2A, Class A21 (C)	5.121	10-25-55	1,537,000	1,538,416
35	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Taco Bell Funding LLC
Series 2025-1A, Class A2I (C)	4.821	08-25-55	1,554,000	$1,546,237
Series 2025-1A, Class A2II (C)	5.049	08-25-55	1,484,000	1,480,697
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,607,180	1,466,755
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	1,930,917	1,811,456
Series 2021-1A, Class A (C)	1.860	03-20-46	1,216,561	1,125,320
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	900,000	921,237
Series 2025-2A, Class A2 (C)	5.177	01-20-56	1,007,000	1,010,362
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,650,000	1,568,594
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	2,400,537	2,235,671
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (C)	4.080	09-18-40	955,000	955,298
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	311,335	299,571
Willis Engine Structured Trust VIII
Series 2025-A, Class A (C)	5.582	06-15-50	831,173	842,276
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	1,002,000	1,031,800
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,583,040	1,480,651
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	1,569,000	1,594,244

	Yield (%)	Shares	Value
Short-term investments 0.5%			$31,539,665
(Cost $31,536,702)
Short-term funds 0.5%			31,539,665
John Hancock Collateral Trust (I)	3.9239(J)	3,152,768	31,539,665

Total investments (Cost $4,557,713,110) 98.9%	$6,203,387,063
Other assets and liabilities, net 1.1%	67,692,973
Total net assets 100.0%	$6,271,080,036

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	36

SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $4,567,003,652. Net unrealized appreciation aggregated to $1,636,383,411, of which $1,725,710,798 related to gross unrealized appreciation and $89,327,387 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	88.9%
France	2.3%
Ireland	2.0%
Switzerland	1.4%
United Kingdom	1.1%
Canada	1.0%
Other countries	3.3%
TOTAL	100.0%
37	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $4,526,176,408) including $30,617,701 of securities loaned	$6,171,847,398
Affiliated investments, at value (Cost $31,536,702)	31,539,665
Total investments, at value (Cost $4,557,713,110)	6,203,387,063
Cash	70,830,603
Foreign currency, at value (Cost $1,471)	1,456
Dividends and interest receivable	22,683,294
Receivable for fund shares sold	5,202,622
Receivable for investments sold	26,267,531
Receivable for securities lending income	12,251
Other assets	293,190
Total assets	6,328,678,010
Liabilities
Payable for investments purchased	16,363,478
Payable for delayed-delivery securities purchased	4,322,324
Payable for fund shares repurchased	4,234,567
Payable upon return of securities loaned	31,540,383
Payable to affiliates
Accounting and legal services fees	212,843
Transfer agent fees	474,646
Distribution and service fees	136,991
Trustees’ fees	5,186
Other liabilities and accrued expenses	307,556
Total liabilities	57,597,974
Net assets	$6,271,080,036
Net assets consist of
Paid-in capital	$4,012,224,772
Total distributable earnings (loss)	2,258,855,264
Net assets	$6,271,080,036
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	38

STATEMENT OF ASSETS AND LIABILITIES 10-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,930,504,112 ÷ 121,990,725 shares)[1]	$32.22
Class C ($156,407,012 ÷ 4,863,756 shares)[1]	$32.16
Class I ($1,020,876,849 ÷ 31,720,855 shares)	$32.18
Class R2 ($8,938,199 ÷ 277,643 shares)	$32.19
Class R4 ($29,265,921 ÷ 903,176 shares)	$32.40
Class R5 ($2,205,180 ÷ 68,185 shares)	$32.34
Class R6 ($1,122,882,763 ÷ 34,827,414 shares)	$32.24
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$33.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
39	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Interest	$115,467,758
Dividends	37,910,765
Securities lending	136,311
Less foreign taxes withheld	(510,098)
Total investment income	153,004,736
Expenses
Investment management fees	32,741,488
Distribution and service fees	12,576,315
Accounting and legal services fees	1,127,520
Transfer agent fees	5,330,153
Trustees’ fees	144,457
Custodian fees	770,859
State registration fees	233,527
Printing and postage	174,566
Professional fees	229,344
Other	207,217
Total expenses	53,535,446
Less expense reductions	(524,179)
Net expenses	53,011,267
Net investment income	99,993,469
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	652,028,958
Affiliated investments	18,337
Futures contracts	443,883
652,491,178
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	177,632,221
Affiliated investments	(20,815)
177,611,406
Net realized and unrealized gain	830,102,584
Increase in net assets from operations	$930,096,053
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	40

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$99,993,469	$82,112,697
Net realized gain	652,491,178	253,062,815
Change in net unrealized appreciation (depreciation)	177,611,406	645,685,102
Increase in net assets resulting from operations	930,096,053	980,860,614
Distributions to shareholders
From earnings
Class A	(134,298,849)	(48,589,337)
Class C	(4,973,288)	(1,438,796)
Class I	(37,801,990)	(15,269,989)
Class R2	(377,703)	(170,442)
Class R4	(1,043,180)	(434,561)
Class R5	(83,780)	(36,104)
Class R6	(41,477,861)	(16,708,100)
Total distributions	(220,056,651)	(82,647,329)
From fund share transactions	113,596,353	329,460,758
Total increase	823,635,755	1,227,674,043
Net assets
Beginning of year	5,447,444,281	4,219,770,238
End of year	$6,271,080,036	$5,447,444,281
41	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.56	$23.59	$22.25	$27.14	$22.51
Net investment income[1]	0.48	0.42	0.36	0.30	0.25
Net realized and unrealized gain (loss) on investments	4.29	4.97	1.36	(4.40)	4.75
Total from investment operations	4.77	5.39	1.72	(4.10)	5.00
Less distributions
From net investment income	(0.48)	(0.42)	(0.38)	(0.34)	(0.30)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.11)	(0.42)	(0.38)	(0.79)	(0.37)
Net asset value, end of period	$32.22	$28.56	$23.59	$22.25	$27.14
Total return (%)[2,3]	17.17	22.91	7.76	(15.46)	22.38
Ratios and supplemental data
Net assets, end of period (in millions)	$3,931	$3,409	$2,625	$2,396	$2,592
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.04	1.05	1.04	1.04
Expenses including reductions	1.02	1.03	1.04	1.03	1.03
Net investment income	1.63	1.52	1.53	1.22	0.96
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	42

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.51	$23.54	$22.22	$27.09	$22.48
Net investment income[1]	0.27	0.22	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	4.29	4.98	1.34	(4.35)	4.74
Total from investment operations	4.56	5.20	1.54	(4.26)	4.81
Less distributions
From net investment income	(0.28)	(0.23)	(0.22)	(0.16)	(0.13)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(0.91)	(0.23)	(0.22)	(0.61)	(0.20)
Net asset value, end of period	$32.16	$28.51	$23.54	$22.22	$27.09
Total return (%)[2,3]	16.36	22.03	7.02	(16.03)	21.48
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$163	$163	$200	$314
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	1.74	1.75	1.74	1.74
Expenses including reductions	1.72	1.73	1.74	1.73	1.73
Net investment income	0.93	0.81	0.83	0.28	0.26
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
43	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.53	$23.56	$22.23	$27.11	$22.49
Net investment income[1]	0.57	0.50	0.43	0.36	0.32
Net realized and unrealized gain (loss) on investments	4.28	4.97	1.35	(4.38)	4.75
Total from investment operations	4.85	5.47	1.78	(4.02)	5.07
Less distributions
From net investment income	(0.57)	(0.50)	(0.45)	(0.41)	(0.38)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.20)	(0.50)	(0.45)	(0.86)	(0.45)
Net asset value, end of period	$32.18	$28.53	$23.56	$22.23	$27.11
Total return (%)[2]	17.50	23.30	8.04	(15.18)	22.71
Ratios and supplemental data
Net assets, end of period (in millions)	$1,021	$897	$692	$681	$874
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	0.74	0.75	0.74	0.74
Expenses including reductions	0.72	0.73	0.74	0.73	0.73
Net investment income	1.93	1.82	1.83	1.47	1.26
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	44

CLASS R2 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.53	$23.56	$22.22	$27.10	$22.47
Net investment income[1]	0.46	0.39	0.35	0.27	0.22
Net realized and unrealized gain (loss) on investments	4.29	4.98	1.35	(4.39)	4.76
Total from investment operations	4.75	5.37	1.70	(4.12)	4.98
Less distributions
From net investment income	(0.46)	(0.40)	(0.36)	(0.31)	(0.28)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.09)	(0.40)	(0.36)	(0.76)	(0.35)
Net asset value, end of period	$32.19	$28.53	$23.56	$22.22	$27.10
Total return (%)[2]	17.08	22.78	7.66	(15.49)	22.26
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$10	$9	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.12	1.12	1.11	1.12
Expenses including reductions	1.09	1.11	1.11	1.10	1.11
Net investment income	1.56	1.43	1.46	1.11	0.88
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
45	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.71	$23.71	$22.37	$27.27	$22.62
Net investment income[1]	0.53	0.46	0.40	0.32	0.29
Net realized and unrealized gain (loss) on investments	4.32	5.00	1.36	(4.40)	4.77
Total from investment operations	4.85	5.46	1.76	(4.08)	5.06
Less distributions
From net investment income	(0.53)	(0.46)	(0.42)	(0.37)	(0.34)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.16)	(0.46)	(0.42)	(0.82)	(0.41)
Net asset value, end of period	$32.40	$28.71	$23.71	$22.37	$27.27
Total return (%)[2]	17.37	23.06	7.93	(15.29)	22.55
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$26	$24	$23	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.97	0.99	0.98	0.98
Expenses including reductions	0.86	0.87	0.88	0.87	0.88
Net investment income	1.79	1.68	1.69	1.29	1.12
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	46

CLASS R5 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.66	$23.67	$22.33	$27.23	$22.58
Net investment income[1]	0.59	0.52	0.45	0.36	0.34
Net realized and unrealized gain (loss) on investments	4.31	4.99	1.35	(4.39)	4.77
Total from investment operations	4.90	5.51	1.80	(4.03)	5.11
Less distributions
From net investment income	(0.59)	(0.52)	(0.46)	(0.42)	(0.39)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.22)	(0.52)	(0.46)	(0.87)	(0.46)
Net asset value, end of period	$32.34	$28.66	$23.67	$22.33	$27.23
Total return (%)[2]	17.60	23.34	8.11	(15.14)	22.83
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.67	0.69	0.68	0.68
Expenses including reductions	0.66	0.67	0.68	0.67	0.67
Net investment income	1.99	1.88	1.89	1.48	1.32
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
47	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.58	$23.60	$22.26	$27.15	$22.52
Net investment income[1]	0.60	0.53	0.46	0.40	0.35
Net realized and unrealized gain (loss) on investments	4.29	4.98	1.36	(4.40)	4.76
Total from investment operations	4.89	5.51	1.82	(4.00)	5.11
Less distributions
From net investment income	(0.60)	(0.53)	(0.48)	(0.44)	(0.41)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(1.23)	(0.53)	(0.48)	(0.89)	(0.48)
Net asset value, end of period	$32.24	$28.58	$23.60	$22.26	$27.15
Total return (%)[2]	17.63	23.43	8.19	(15.10)	22.86
Ratios and supplemental data
Net assets, end of period (in millions)	$1,123	$940	$704	$623	$645
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	0.63	0.64	0.63	0.64
Expenses including reductions	0.61	0.62	0.63	0.62	0.63
Net investment income	2.04	1.93	1.94	1.66	1.37
Portfolio turnover (%)	71	67	62	61	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	48

Notes to financial statements
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
49	JOHN HANCOCK Balanced Fund |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$3,648,517,538	$3,412,183,598	$236,333,940	—
Preferred securities	1,120,288	1,120,288	—	—
U.S. Government and Agency obligations	1,348,847,039	—	1,348,847,039	—
Corporate bonds	950,769,545	—	950,769,545	—
Municipal bonds	967,595	—	967,595	—
Term loans	7,324,897	—	7,324,897	—
Collateralized mortgage obligations	95,435,923	—	95,435,923	—
Asset-backed securities	118,864,573	—	118,864,573	—
Short-term investments	31,539,665	31,539,665	—	—
Total investments in securities	$6,203,387,063	$3,444,843,551	$2,758,543,512	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters
| JOHN HANCOCK Balanced Fund	50

into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
51	JOHN HANCOCK Balanced Fund |

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2025, the fund loaned securities valued at $30,617,701 and received $31,540,383 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
| JOHN HANCOCK Balanced Fund	52

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2025 were $31,155.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$100,105,912	$82,647,329
Long-term capital gains	119,950,739	—
Total	$220,056,651	$82,647,329
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $17,616,780 of undistributed ordinary income and $604,841,980 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,
53	JOHN HANCOCK Balanced Fund |

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2025, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $32.6 million, as measured at each quarter end. There were no open futures contracts as of October 31, 2025.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$443,883
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Balanced Fund	54

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$311,950
Class C	13,523
Class I	80,483
Class R2	808
Class	Expense reduction
Class R4	$2,330
Class R5	175
Class R6	87,865
Total	$497,134

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
55	JOHN HANCOCK Balanced Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27,045 for Class R4 shares for the year ended October 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,754,188 for the year ended October 31, 2025. Of this amount, $195,049 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,559,139 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $245,905 and $17,952 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,864,231	$4,053,175
Class C	1,572,238	176,034
Class I	—	1,045,768
Class R2	44,841	485
Class R4	93,991	1,407
Class R5	1,014	106
Class R6	—	53,178
Total	$12,576,315	$5,330,153
| JOHN HANCOCK Balanced Fund	56

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$13,500,000	2	4.815%	$3,611
Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	23,080,300	$681,520,178	31,922,812	$877,086,153
Distributions reinvested	4,547,344	132,261,445	1,713,413	47,722,790
Repurchased	(25,001,191)	(738,220,531)	(25,533,964)	(700,712,771)
Net increase	2,626,453	$75,561,092	8,102,261	$224,096,172
Class C shares
Sold	649,876	$19,140,381	853,830	$23,510,039
Distributions reinvested	166,452	4,813,914	50,560	1,395,591
Repurchased	(1,660,687)	(48,836,349)	(2,105,059)	(57,560,999)
Net decrease	(844,359)	$(24,882,054)	(1,200,669)	$(32,655,369)
Class I shares
Sold	5,874,669	$175,045,014	7,673,389	$211,448,126
Distributions reinvested	1,176,440	34,198,273	495,595	13,796,149
Repurchased	(6,788,474)	(199,034,713)	(6,064,927)	(166,111,602)
Net increase	262,635	$10,208,574	2,104,057	$59,132,673
Class R2 shares
Sold	58,925	$1,758,972	86,255	$2,367,900
Distributions reinvested	11,618	336,640	5,581	155,089
Repurchased	(156,008)	(4,516,062)	(166,318)	(4,619,591)
Net decrease	(85,465)	$(2,420,450)	(74,482)	$(2,096,602)
57	JOHN HANCOCK Balanced Fund |

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	69,367	$2,044,332	87,050	$2,426,570
Distributions reinvested	35,648	1,043,180	15,529	434,425
Repurchased	(112,787)	(3,326,512)	(211,697)	(5,704,652)
Net decrease	(7,772)	$(239,000)	(109,118)	$(2,843,657)
Class R5 shares
Sold	1,238	$36,948	1,648	$45,247
Distributions reinvested	2,868	83,780	1,293	36,104
Repurchased	(5,041)	(145,779)	(34,350)	(877,898)
Net decrease	(935)	$(25,051)	(31,409)	$(796,547)
Class R6 shares
Sold	7,781,621	$229,574,769	9,232,080	$253,190,977
Distributions reinvested	1,412,123	41,167,929	594,165	16,573,573
Repurchased	(7,264,495)	(215,349,456)	(6,739,889)	(185,140,462)
Net increase	1,929,249	$55,393,242	3,086,356	$84,624,088
Total net increase	3,879,806	$113,596,353	11,876,996	$329,460,758
Affiliates of the fund owned 1% of shares of Class R6 on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $2,235,070,301 and $2,249,067,550, respectively, for the year ended October 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $1,809,474,756 and $1,845,422,392, respectively, for the year ended October 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,152,768	$63,191,401	$682,599,178	$(714,248,436)	$18,337	$(20,815)	$136,311	—	$31,539,665

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Balanced Fund	58

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
59	JOHN HANCOCK Balanced Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Balanced Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK BALANCED FUND	60

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $160,368,109 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
61	JOHN HANCOCK BALANCED FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Balanced Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at meetings held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK BALANCED FUND	62

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
63	JOHN HANCOCK BALANCED FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
| JOHN HANCOCK BALANCED FUND	64

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
65	JOHN HANCOCK BALANCED FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK BALANCED FUND	66

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
67	JOHN HANCOCK BALANCED FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947190	36A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value International Fund
International equity
October 31, 2025

John Hancock
Disciplined Value International Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
17	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 95.1%		$5,608,605,351
(Cost $4,749,451,369)
Australia 1.9%		113,977,417
Rio Tinto, Ltd.	1,312,706	113,977,417
Austria 0.5%		32,480,417
ANDRITZ AG	429,604	32,480,417
Bermuda 3.0%		174,613,494
Everest Group, Ltd.	227,591	71,581,921
Hiscox, Ltd.	5,699,201	103,031,573
Brazil 1.3%		76,614,341
Itau Unibanco Holding SA, ADR	6,145,726	45,232,543
TIM SA	6,950,700	31,381,798
Canada 4.3%		251,156,252
Allied Gold Corp. (A)	2,029,242	30,875,209
Hammond Power Solutions, Inc. (B)	166,265	25,368,586
Kinross Gold Corp.	550,333	12,799,446
Nutrien, Ltd.	1,670,010	90,957,231
Teck Resources, Ltd., Class B	2,124,822	91,155,780
China 2.2%		127,605,340
Alibaba Group Holding, Ltd.	4,692,300	99,846,215
Tongcheng Travel Holdings, Ltd.	10,087,600	27,759,125
Denmark 3.2%		187,301,557
Danske Bank A/S	2,956,704	132,144,559
Novo Nordisk A/S, Class B	1,120,356	55,156,998
Finland 1.0%		56,202,582
Nordea Bank ABP	3,289,075	56,202,582
France 10.1%		595,359,105
Bureau Veritas SA	2,642,378	86,834,575
Capgemini SE	612,785	94,273,713
Eurazeo SE	443,848	30,256,031
Ipsen SA	238,428	33,506,419
Pernod Ricard SA	345,921	33,879,523
Rexel SA	1,671,695	57,965,716
Sanofi SA	1,049,225	106,142,029
SPIE SA	978,292	49,787,349
Vallourec SACA	5,509,067	102,713,750
Germany 1.6%		93,653,363
Merck KGaA	395,543	51,813,360
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	2

	Shares	Value
Germany (continued)
Siemens AG	147,638	$41,840,003
Hong Kong 2.3%		135,643,422
CK Hutchison Holdings, Ltd.	5,646,000	37,441,287
Prudential PLC	7,060,806	98,202,135
India 2.0%		115,300,394
HDFC Bank, Ltd., ADR	3,183,335	115,300,394
Ireland 0.7%		42,733,026
AIB Group PLC	4,636,687	42,733,026
Italy 3.2%		187,747,679
Enel SpA	10,985,814	111,129,324
Saipem SpA (B)	29,390,234	76,618,355
Japan 16.8%		989,143,328
Asahi Group Holdings, Ltd.	3,039,000	32,765,952
Fuji Electric Company, Ltd.	1,437,000	102,632,497
Hirose Electric Company, Ltd.	355,500	47,625,335
Hitachi, Ltd.	2,215,000	75,662,140
Japan Post Insurance Company, Ltd.	373,600	9,662,159
KDDI Corp.	3,136,800	50,001,686
Kyocera Corp.	4,699,700	62,362,184
Mitsubishi Chemical Group Corp.	7,631,300	39,862,676
Mitsubishi Electric Corp.	2,085,900	59,224,099
Resona Holdings, Inc.	5,006,600	48,269,006
SMC Corp.	85,700	29,337,032
Sony Group Corp.	3,421,100	95,276,196
Sugi Holdings Company, Ltd.	1,613,500	34,854,347
Sumitomo Mitsui Financial Group, Inc.	4,139,400	112,069,246
Suzuken Company, Ltd.	1,155,300	43,874,295
Suzuki Motor Corp.	4,980,200	74,348,762
THK Company, Ltd.	791,800	21,083,667
Toyo Suisan Kaisha, Ltd.	693,000	50,232,049
Luxembourg 0.5%		31,320,377
Millicom International Cellular SA	664,835	31,320,377
Mexico 2.1%		123,019,821
America Movil SAB de CV, ADR	2,206,213	50,235,470
Coca-Cola Femsa SAB de CV, ADR	846,822	72,784,351
Netherlands 4.6%		273,636,271
Euronext NV (C)	465,536	66,530,254
Heineken NV	1,057,140	81,856,407
IMCD NV	507,674	52,606,797
Prosus NV (A)	1,050,995	72,642,813
3	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway 0.8%		$47,495,820
Norsk Hydro ASA	7,025,426	47,495,820
South Korea 10.1%		598,599,370
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	168,252	55,923,691
KB Financial Group, Inc.	543,131	44,337,731
KT Corp.	1,155,971	39,818,079
KT Corp., ADR	2,449,178	45,432,252
NAVER Corp.	641,895	120,301,496
Samsung Electronics Company, Ltd.	2,718,654	204,649,891
Samsung Fire & Marine Insurance Company, Ltd.	166,959	51,674,526
SK, Inc.	209,969	36,461,704
Spain 2.6%		154,927,797
Banco Bilbao Vizcaya Argentaria SA	5,034,748	101,429,928
Banco Santander SA (B)	5,249,964	53,497,869
Switzerland 2.3%		138,101,046
Novartis AG	376,296	46,571,017
Sandoz Group AG	1,372,742	91,530,029
United Kingdom 18.0%		1,061,973,132
AstraZeneca PLC	720,765	118,888,971
Babcock International Group PLC	6,983,728	111,523,167
BAE Systems PLC	3,381,765	83,304,493
Beazley PLC	5,781,177	70,725,619
Diageo PLC	3,170,411	72,924,888
Endeavour Mining PLC	1,504,562	60,276,881
Hikma Pharmaceuticals PLC	4,306,491	104,171,717
IMI PLC	748,736	23,539,459
Informa PLC	3,837,692	48,866,460
NatWest Group PLC	11,004,180	84,715,709
Nomad Foods, Ltd.	4,241,358	47,927,345
Shell PLC	1,545,539	57,941,266
The Weir Group PLC	4,551,168	177,167,157

	Yield (%)	Shares	Value
Short-term investments 6.5%			$385,244,564
(Cost $385,231,471)
Short-term funds 6.5%			385,244,564
Fidelity Government Portfolio, Institutional Class	4.0614(D)	282,015,072	282,015,072
John Hancock Collateral Trust (E)	3.9239(D)	10,319,028	103,229,492

Total investments (Cost $5,134,682,840) 101.6%	$5,993,849,915
Other assets and liabilities, net (1.6%)	(93,927,068)
Total net assets 100.0%	$5,899,922,847

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $5,175,454,857. Net unrealized appreciation aggregated to $818,395,058, of which $956,192,442 related to gross unrealized appreciation and $137,797,384 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-25:
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $5,031,466,441) including $97,705,742 of securities loaned	$5,890,620,423
Affiliated investments, at value (Cost $103,216,399)	103,229,492
Total investments, at value (Cost $5,134,682,840)	5,993,849,915
Foreign currency, at value (Cost $6,811,044)	6,767,714
Dividends and interest receivable	22,416,389
Receivable for fund shares sold	5,616,825
Receivable for securities lending income	47,416
Other assets	302,664
Total assets	6,029,000,923
Liabilities
Payable for investments purchased	14,336,468
Payable for fund shares repurchased	10,574,117
Payable upon return of securities loaned	103,213,802
Payable to affiliates
Accounting and legal services fees	198,559
Transfer agent fees	234,322
Distribution and service fees	1,777
Trustees’ fees	3,727
Other liabilities and accrued expenses	515,304
Total liabilities	129,078,076
Net assets	$5,899,922,847
Net assets consist of
Paid-in capital	$4,810,090,484
Total distributable earnings (loss)	1,089,832,363
Net assets	$5,899,922,847
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	6

STATEMENT OF ASSETS AND LIABILITIES 10-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($240,961,196 ÷ 13,769,310 shares)[1]	$17.50
Class C ($4,439,770 ÷ 255,166 shares)[1]	$17.40
Class I ($2,242,666,226 ÷ 127,799,922 shares)	$17.55
Class R2 ($7,989,185 ÷ 455,744 shares)	$17.53
Class R4 ($944,657 ÷ 53,913 shares)	$17.52
Class R6 ($1,122,840,366 ÷ 63,960,665 shares)	$17.56
Class NAV ($2,280,081,447 ÷ 129,927,386 shares)	$17.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$147,664,582
Interest	2,221,027
Securities lending	687,729
Less foreign taxes withheld	(10,922,153)
Total investment income	139,651,185
Expenses
Investment management fees	31,204,015
Distribution and service fees	613,893
Accounting and legal services fees	909,742
Transfer agent fees	2,090,620
Trustees’ fees	102,896
Custodian fees	1,220,555
State registration fees	235,382
Printing and postage	172,422
Professional fees	352,125
Other	236,297
Total expenses	37,137,947
Less expense reductions	(400,920)
Net expenses	36,737,027
Net investment income	102,914,158
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	389,624,550
Affiliated investments	2,597
389,627,147
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	726,367,931
Affiliated investments	13,093
726,381,024
Net realized and unrealized gain	1,116,008,171
Increase in net assets from operations	$1,218,922,329
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$102,914,158	$65,105,444
Net realized gain	389,627,147	304,823,244
Change in net unrealized appreciation (depreciation)	726,381,024	127,516,426
Increase in net assets resulting from operations	1,218,922,329	497,445,114
Distributions to shareholders
From earnings
Class A	(19,404,123)	(11,023,867)
Class C	(385,322)	(331,312)
Class I	(94,348,186)	(40,380,993)
Class R2	(554,540)	(363,337)
Class R4	(70,721)	(29,653)
Class R6	(86,481,400)	(41,291,311)
Class NAV	(144,248,425)	(100,527,494)
Total distributions	(345,492,717)	(193,947,967)
From fund share transactions	1,602,859,942	607,181,725
Total increase	2,476,289,554	910,678,872
Net assets
Beginning of year	3,423,633,293	2,512,954,421
End of year	$5,899,922,847	$3,423,633,293
9	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.37	$13.81	$12.11	$14.54	$10.57
Net investment income[1]	0.27	0.27	0.27	0.26	0.33
Net realized and unrealized gain (loss) on investments	3.35	2.29	1.72	(2.25)	3.80
Total from investment operations	3.62	2.56	1.99	(1.99)	4.13
Less distributions
From net investment income	(0.22)	(0.25)	(0.23)	(0.44)	(0.16)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.49)	(1.00)	(0.29)	(0.44)	(0.16)
Net asset value, end of period	$17.50	$15.37	$13.81	$12.11	$14.54
Total return (%)[2,3]	27.01	19.09	16.60	(14.05)	39.23
Ratios and supplemental data
Net assets, end of period (in millions)	$241	$200	$146	$105	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.13	1.17	1.20	1.20
Expenses including reductions	1.09	1.12	1.16	1.19	1.19
Net investment income	1.81	1.77	1.93	1.95	2.35
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	10

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.27	$13.72	$12.04	$14.45	$10.51
Net investment income[1]	0.15	0.15	0.16	0.16	0.22
Net realized and unrealized gain (loss) on investments	3.36	2.30	1.71	(2.24)	3.79
Total from investment operations	3.51	2.45	1.87	(2.08)	4.01
Less distributions
From net investment income	(0.11)	(0.15)	(0.13)	(0.33)	(0.07)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.38)	(0.90)	(0.19)	(0.33)	(0.07)
Net asset value, end of period	$17.40	$15.27	$13.72	$12.04	$14.45
Total return (%)[2,3]	26.10	18.26	15.64	(14.67)	38.27
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	1.88	1.92	1.95	1.95
Expenses including reductions	1.84	1.87	1.91	1.94	1.94
Net investment income	1.02	0.97	1.17	1.22	1.58
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.42	$13.84	$12.14	$14.58	$10.59
Net investment income[1]	0.35	0.31	0.33	0.28	0.36
Net realized and unrealized gain (loss) on investments	3.31	2.31	1.69	(2.25)	3.81
Total from investment operations	3.66	2.62	2.02	(1.97)	4.17
Less distributions
From net investment income	(0.26)	(0.29)	(0.26)	(0.47)	(0.18)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.53)	(1.04)	(0.32)	(0.47)	(0.18)
Net asset value, end of period	$17.55	$15.42	$13.84	$12.14	$14.58
Total return (%)[2]	27.38	19.42	16.85	(13.79)	39.55
Ratios and supplemental data
Net assets, end of period (in millions)	$2,243	$941	$512	$112	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.88	0.92	0.95	0.95
Expenses including reductions	0.84	0.87	0.91	0.94	0.94
Net investment income	2.29	2.03	2.29	2.13	2.57
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	12

CLASS R2 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.40	$13.82	$12.12	$14.55	$10.58
Net investment income[1]	0.26	0.25	0.25	0.09	0.31
Net realized and unrealized gain (loss) on investments	3.34	2.31	1.72	(2.10)	3.80
Total from investment operations	3.60	2.56	1.97	(2.01)	4.11
Less distributions
From net investment income	(0.20)	(0.23)	(0.21)	(0.42)	(0.14)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.47)	(0.98)	(0.27)	(0.42)	(0.14)
Net asset value, end of period	$17.53	$15.40	$13.82	$12.12	$14.55
Total return (%)[2]	26.86	18.98	16.40	(14.12)	39.06
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$5	$5	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.26	1.30	1.33	1.29
Expenses including reductions	1.24	1.25	1.29	1.32	1.28
Net investment income	1.68	1.63	1.76	0.71	2.26
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.39	$13.82	$12.12	$14.55	$10.58
Net investment income[1]	0.29	0.30	0.29	0.27	0.34
Net realized and unrealized gain (loss) on investments	3.35	2.29	1.71	(2.25)	3.80
Total from investment operations	3.64	2.59	2.00	(1.98)	4.14
Less distributions
From net investment income	(0.24)	(0.27)	(0.24)	(0.45)	(0.17)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.51)	(1.02)	(0.30)	(0.45)	(0.17)
Net asset value, end of period	$17.52	$15.39	$13.82	$12.12	$14.55
Total return (%)[2]	27.16	19.28	16.70	(13.94)	39.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.11	1.15	1.20	1.20
Expenses including reductions	0.99	1.00	1.05	1.09	1.09
Net investment income	1.90	1.95	2.04	2.03	2.45
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	14

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.43	$13.85	$12.15	$14.58	$10.59
Net investment income[1]	0.33	0.33	0.33	0.30	0.38
Net realized and unrealized gain (loss) on investments	3.35	2.30	1.71	(2.24)	3.81
Total from investment operations	3.68	2.63	2.04	(1.94)	4.19
Less distributions
From net investment income	(0.28)	(0.30)	(0.28)	(0.49)	(0.20)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.55)	(1.05)	(0.34)	(0.49)	(0.20)
Net asset value, end of period	$17.56	$15.43	$13.85	$12.15	$14.58
Total return (%)[2]	27.54	19.53	16.95	(13.68)	39.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,123	$837	$523	$391	$382
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.76	0.80	0.85	0.85
Expenses including reductions	0.74	0.76	0.80	0.84	0.84
Net investment income	2.15	2.12	2.31	2.27	2.74
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.42	$13.85	$12.14	$14.58	$10.59
Net investment income[1]	0.35	0.33	0.32	0.31	0.38
Net realized and unrealized gain (loss) on investments	3.33	2.30	1.73	(2.26)	3.81
Total from investment operations	3.68	2.63	2.05	(1.95)	4.19
Less distributions
From net investment income	(0.28)	(0.31)	(0.28)	(0.49)	(0.20)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.55)	(1.06)	(0.34)	(0.49)	(0.20)
Net asset value, end of period	$17.55	$15.42	$13.85	$12.14	$14.58
Total return (%)[2]	27.48	19.54	17.06	(13.75)	39.80
Ratios and supplemental data
Net assets, end of period (in millions)	$2,280	$1,434	$1,321	$1,277	$1,655
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.76	0.80	0.84	0.84
Expenses including reductions	0.73	0.75	0.79	0.83	0.83
Net investment income	2.25	2.13	2.28	2.34	2.73
Portfolio turnover (%)	81	91	71	70	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
17	JOHN HANCOCK Disciplined Value International Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$113,977,417	—	$113,977,417	—
Austria	32,480,417	—	32,480,417	—
Bermuda	174,613,494	$71,581,921	103,031,573	—
Brazil	76,614,341	76,614,341	—	—
Canada	251,156,252	251,156,252	—	—
China	127,605,340	—	127,605,340	—
Denmark	187,301,557	—	187,301,557	—
Finland	56,202,582	—	56,202,582	—
France	595,359,105	—	595,359,105	—
Germany	93,653,363	—	93,653,363	—
Hong Kong	135,643,422	—	135,643,422	—
India	115,300,394	115,300,394	—	—
Ireland	42,733,026	—	42,733,026	—
Italy	187,747,679	—	187,747,679	—
Japan	989,143,328	—	989,143,328	—
Luxembourg	31,320,377	31,320,377	—	—
Mexico	123,019,821	123,019,821	—	—
Netherlands	273,636,271	—	273,636,271	—
Norway	47,495,820	—	47,495,820	—
South Korea	598,599,370	45,432,252	553,167,118	—
Spain	154,927,797	—	154,927,797	—
Switzerland	138,101,046	—	138,101,046	—
| JOHN HANCOCK Disciplined Value International Fund	18

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	1,061,973,132	$108,204,226	$953,768,906	—
Short-term investments	385,244,564	385,244,564	—	—
Total investments in securities	$5,993,849,915	$1,207,874,148	$4,785,975,767	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2025, the fund loaned securities valued at $97,705,742 and received $103,213,802 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $25,824.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $105,262,161 available to offset future net realized capital gains. These carryforwards do not expire.
Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2025, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
| JOHN HANCOCK Disciplined Value International Fund	20

As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$86,847,341	$90,169,062
Long-term capital gains	258,645,376	103,778,905
Total	$345,492,717	$193,947,967
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $156,995,831 of undistributed ordinary income and $352,238,278 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, treating a portion of the proceeds from redemptions as distributions for tax purposes, wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.
The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.710% of the first $500 million of aggregate average daily net assets, (b) 0.690% of the next $500 million of aggregate average daily net assets, (c) 0.680% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Prior to December 12, 2024, the annual rates were (a) 0.750% of the first $500 million of aggregate average daily net assets, (b) 0.720% of the next $500 million of aggregate average daily net assets, (c) 0.690% of the next $1 billion of aggregate average daily
21	JOHN HANCOCK Disciplined Value International Fund |

net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust), Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife MIM Diversified Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife Diversified Tri-Plan Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of the Canada Target Date suite allocated to Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of the Canada Target Risk suite allocated to Boston Partners International Equity Pooled Fund (Canada). Prior to December 12, 2024, aggregate net assets did not include the portion of the net assets of the Canada Target Date suite allocated to Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of the Canada Target Risk suite allocated to Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,379
Class C	361
Class I	138,966
Class R2	605
Class	Expense reduction
Class R4	$69
Class R6	79,189
Class NAV	162,554
Total	$400,123

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Disciplined Value International Fund	22

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $797 for Class R4 shares for the year ended October 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $133,506 for the year ended October 31, 2025. Of this amount, $23,168 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $110,338 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $5,190 and $464 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$533,861	$238,794
Class C	41,998	4,697
Class I	—	1,798,661
Class R2	35,251	370
Class R4	2,783	42
Class R6	—	48,056
Total	$613,893	$2,090,620
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK Disciplined Value International Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$29,980,000	5	4.844%	$20,172
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,823,100	$43,021,466	3,690,733	$56,314,637
Distributions reinvested	1,492,502	19,283,135	764,127	10,942,298
Repurchased	(3,570,885)	(54,402,508)	(2,031,791)	(30,923,881)
Net increase	744,717	$7,902,093	2,423,069	$36,333,054
Class C shares
Sold	68,600	$1,052,687	66,156	$979,554
Distributions reinvested	29,824	385,322	23,136	331,312
Repurchased	(150,851)	(2,250,606)	(170,408)	(2,531,967)
Net decrease	(52,427)	$(812,597)	(81,116)	$(1,221,101)
Class I shares
Sold	92,726,049	$1,366,046,884	32,575,147	$498,618,214
Distributions reinvested	7,223,186	93,323,559	2,808,366	40,243,890
Repurchased	(33,188,106)	(497,976,832)	(11,336,759)	(172,760,460)
Net increase	66,761,129	$961,393,611	24,046,754	$366,101,644
Class R2 shares
Sold	180,640	$2,580,762	19,780	$301,833
Distributions reinvested	42,821	554,540	25,320	363,337
Repurchased	(147,125)	(2,256,037)	(46,541)	(719,802)
Net increase (decrease)	76,336	$879,265	(1,441)	$(54,632)
Class R4 shares
Sold	4,032	$60,972	38,753	$571,868
Distributions reinvested	5,474	70,721	2,071	29,653
Repurchased	(6,387)	(94,356)	(2,307)	(34,201)
Net increase	3,119	$37,337	38,517	$567,320
| JOHN HANCOCK Disciplined Value International Fund	24

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	19,112,055	$299,100,775	22,017,726	$338,432,040
Distributions reinvested	6,688,612	86,416,865	2,882,724	41,280,611
Repurchased	(16,075,928)	(241,261,282)	(8,407,613)	(127,964,523)
Net increase	9,724,739	$144,256,358	16,492,837	$251,748,128
Class NAV shares
Sold	33,913,757	$477,825,794	3,804,592	$57,699,009
Distributions reinvested	11,173,387	144,248,425	7,020,077	100,527,494
Repurchased	(8,183,708)	(132,870,344)	(13,205,484)	(204,519,191)
Net increase (decrease)	36,903,436	$489,203,875	(2,380,815)	$(46,292,688)
Total net increase	114,161,049	$1,602,859,942	40,537,805	$607,181,725
Affiliates of the fund owned 87% of shares of Class NAV on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,798,006,682 and $3,601,577,174, respectively, for the year ended October 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 32.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	10,319,028	—	$1,060,402,622	$(957,188,820)	$2,597	$13,093	$687,729	—	$103,229,492

25	JOHN HANCOCK Disciplined Value International Fund |

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value International Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Disciplined Value International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value International Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $144,670,669. The fund intends to pass through foreign tax credits of $6,066,694.
The fund paid $273,806,378 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	28

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value International Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
29	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	30

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2024 and underperformed for the one- and ten-year periods. The Board also noted that the fund outperformed the peer group median for the three-, five-, and ten-year periods ended December 31, 2024 and underperformed for the one-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including action taken during the prior year to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or
31	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	32

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
33	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	34

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
35	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947166	455A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Diversified Macro Fund
Alternative
October 31, 2025

John Hancock
Diversified Macro Fund

2	Consolidated Fund’s investments
6	Consolidated financial statements
9	Consolidated financial highlights
14	Notes to consolidated financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Consolidated Fund’s investments
AS OF 10-31-25
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 67.6%				$742,611,533
(Cost $742,410,579)
U.S. Government 67.6%				742,611,533
U.S. Treasury Bill	3.935	12-04-25	169,000,000	168,435,788
U.S. Treasury Bill	3.995	11-20-25	116,500,000	116,286,134
U.S. Treasury Bill	4.006	11-06-25	180,000,000	179,942,903
U.S. Treasury Bill	4.011	11-13-25	120,500,000	120,370,696
U.S. Treasury Bill	4.025	11-28-25	158,000,000	157,576,012

Total investments (Cost $742,410,579) 67.6%	$742,611,533
Other assets and liabilities, net 32.4%	355,334,615
Total net assets 100.0%	$1,097,946,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	185	Long	Dec 2025	$164,265,127	$163,223,996	$(1,041,131)
10-Year U.S. Treasury Note Futures	1,081	Long	Dec 2025	122,324,916	121,848,969	(475,947)
30-Year U.S. Treasury Bond Futures	1,118	Long	Dec 2025	129,884,951	131,295,125	1,410,174
3-Month EURIBOR Futures	2,483	Long	Dec 2026	701,937,135	701,480,342	(456,793)
3-Month SOFR Index Futures	3,004	Long	Mar 2027	728,778,688	727,568,800	(1,209,888)
Australian 10-Year Bond Futures	1,245	Long	Dec 2025	92,801,515	92,442,873	(358,642)
CAC40 Index Futures	559	Long	Nov 2025	52,352,367	52,435,446	83,079
Canadian 10-Year Bond Futures	1,864	Long	Dec 2025	162,206,738	163,202,167	995,429
Coffee ’C’ Futures	127	Long	Mar 2026	17,547,835	17,726,025	178,190
DAX Index Futures	7	Long	Dec 2025	4,893,075	4,854,824	(38,251)
Electrolytic Copper Futures	149	Long	Dec 2025	39,861,040	40,570,912	709,872
Euro STOXX 50 Index Futures	89	Long	Dec 2025	5,540,723	5,820,695	279,972
Euro-BOBL Futures	3,728	Long	Dec 2025	505,943,031	508,299,180	2,356,149
Euro-Bund Futures	3,198	Long	Dec 2025	475,892,449	477,210,000	1,317,551
Euro-Schatz Futures	3,728	Long	Dec 2025	460,095,877	460,150,628	54,751
Gas Oil Futures	440	Long	Dec 2025	27,768,587	30,888,000	3,119,413
Gasoline RBOB Futures	209	Long	Dec 2025	15,688,361	16,649,233	960,872
Hang Seng Index Futures	231	Long	Nov 2025	39,290,514	38,529,471	(761,043)
Long Gilt Futures	917	Long	Dec 2025	110,760,131	112,852,642	2,092,511
Nasdaq 100 E-Mini Index Futures	15	Long	Dec 2025	7,855,194	7,801,200	(53,994)
NY Harbor ULSD Futures	216	Long	Dec 2025	20,006,748	21,760,099	1,753,351
Primary Aluminum Futures	194	Long	Dec 2025	12,659,800	13,978,670	1,318,870
Russell 2000 E-Mini Index Futures	283	Long	Dec 2025	34,529,786	35,232,085	702,299
SGX Japanese Government Bond Futures	14	Long	Dec 2025	1,234,112	1,234,936	824
Soybean Oil Futures	239	Long	Dec 2025	7,406,252	6,972,108	(434,144)
Tokyo Price Index Futures	22	Long	Dec 2025	4,527,145	4,740,899	213,754
Zinc Futures	119	Long	Dec 2025	8,423,641	9,172,818	749,177
2-Year U.S. Treasury Note Futures	2,900	Short	Jan 2026	(604,625,062)	(604,038,281)	586,781
3-Month SONIA Index Futures	373	Short	Mar 2027	(118,260,432)	(118,398,504)	(138,072)
5-Year U.S. Treasury Note Futures	2,729	Short	Jan 2026	(298,293,857)	(298,185,891)	107,966
Brent Crude Futures	171	Short	Dec 2025	(10,777,660)	(11,056,860)	(279,200)
Cocoa Futures	52	Short	Mar 2026	(2,961,316)	(3,083,617)	(122,301)
Corn Futures	1,215	Short	Dec 2025	(26,801,358)	(26,183,250)	618,108
Cotton No. 2 Futures	186	Short	Mar 2026	(6,196,974)	(6,210,540)	(13,566)
Dow Jones Industrial Average E-Mini Index Futures	30	Short	Dec 2025	(7,032,456)	(7,158,300)	(125,844)
FTSE 100 Index Futures	201	Short	Dec 2025	(24,633,456)	(25,771,601)	(1,138,145)
Gold 100 Oz Futures	60	Short	Dec 2025	(25,197,711)	(24,077,400)	1,120,311
Hard Red Winter Wheat Futures	373	Short	Dec 2025	(9,912,250)	(9,749,288)	162,962
Natural Gas Futures	373	Short	Nov 2025	(13,882,992)	(15,330,300)	(1,447,308)
3	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Silver Futures	30	Short	Dec 2025	$(7,516,896)	$(7,233,750)	$283,146
Soybean Futures	619	Short	Mar 2026	(32,530,314)	(34,764,588)	(2,234,274)
Soybean Meal Futures	298	Short	Dec 2025	(8,901,821)	(9,577,720)	(675,899)
Sugar No. 11 (World) Futures	619	Short	Mar 2026	(11,474,104)	(9,997,098)	1,477,006
U.S. Dollar Index Futures	52	Short	Dec 2025	(5,085,331)	(5,181,280)	(95,949)
Wheat Futures	522	Short	Dec 2025	(15,621,020)	(13,930,875)	1,690,145
WTI Crude Oil Futures	268	Short	Nov 2025	(15,847,067)	(16,315,840)	(468,773)
						$12,773,499
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	96,312,000	USD	63,993,725	BOA	12/17/2025	—	$(946,782)
CAD	41,622,000	USD	30,076,764	BOA	12/17/2025	—	(333,176)
CHF	145,878,000	USD	185,168,171	BOA	12/17/2025	—	(2,956,041)
EUR	282,097,000	USD	332,569,902	BOA	12/17/2025	—	(6,600,814)
GBP	303,483,000	USD	410,449,106	BOA	12/17/2025	—	(11,742,468)
JPY	39,586,981,000	USD	265,520,513	BOA	12/17/2025	—	(7,499,182)
MXN	1,025,616,000	USD	54,655,635	BOA	12/17/2025	$295,835	—
NZD	11,827,000	USD	6,895,301	BOA	12/17/2025	—	(114,654)
USD	75,560,603	AUD	114,015,000	BOA	12/17/2025	925,073	—
USD	192,536,127	CAD	265,280,000	BOA	12/17/2025	2,963,809	—
USD	52,588,538	CHF	41,608,000	BOA	12/17/2025	617,149	—
USD	293,236,536	EUR	249,913,000	BOA	12/17/2025	4,456,745	—
USD	299,756,379	GBP	224,701,000	BOA	12/17/2025	4,551,112	—
USD	431,197,552	JPY	63,548,104,000	BOA	12/17/2025	17,001,623	—
USD	5,059,229	MXN	93,709,000	BOA	12/17/2025	38,395	—
USD	62,753,952	NZD	104,980,000	BOA	12/17/2025	2,566,894	—
						$33,416,635	$(30,193,117)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	4

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $757,549,661. Net unrealized appreciation aggregated to $1,058,889, of which $1,058,889 related to gross unrealized appreciation and $0 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $742,410,579)	$742,611,533
Unrealized appreciation on forward foreign currency contracts	33,416,635
Receivable for futures variation margin	892,828
Cash	287,360,489
Collateral held at broker for futures contracts	60,325,960
Collateral segregated at custodian for OTC derivative contracts	5,550,000
Interest receivable	392,839
Receivable for fund shares sold	1,687,524
Receivable for investments sold	32,220
Other assets	81,867
Total assets	1,132,351,895
Liabilities
Unrealized depreciation on forward foreign currency contracts	30,193,117
Payable for fund shares repurchased	3,921,659
Payable to affiliates
Accounting and legal services fees	39,928
Transfer agent fees	65,059
Trustees’ fees	1,374
Other liabilities and accrued expenses	184,610
Total liabilities	34,405,747
Net assets	$1,097,946,148
Net assets consist of
Paid-in capital	$1,202,381,968
Total distributable earnings (loss)	(104,435,820)
Net assets	$1,097,946,148

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($15,089,451 ÷ 1,769,255 shares)[1]	$8.53
Class C ($1,160,047 ÷ 138,177 shares)[1]	$8.40
Class I ($667,267,252 ÷ 77,955,874 shares)	$8.56
Class R6 ($37,313,419 ÷ 4,334,505 shares)	$8.61
Class NAV ($377,115,979 ÷ 44,010,371 shares)	$8.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	6

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Interest	$51,536,755
Expenses
Investment management fees	17,567,128
Distribution and service fees	54,565
Accounting and legal services fees	287,525
Transfer agent fees	1,053,384
Trustees’ fees	42,835
Custodian fees	260,891
State registration fees	153,719
Printing and postage	113,691
Professional fees	159,421
Other	84,883
Total expenses	19,778,042
Less expense reductions	(127,350)
Net expenses	19,650,692
Net investment income	31,886,063
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(990,749)
Futures contracts	(60,565,428)
Forward foreign currency contracts	(25,359,286)
(86,915,463)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(324,717)
Futures contracts	13,485,857
Forward foreign currency contracts	1,506,311
14,667,451
Net realized and unrealized loss	(72,248,012)
Decrease in net assets from operations	$(40,361,949)
7	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$31,886,063	$50,262,961
Net realized loss	(86,915,463)	(152,782,734)
Change in net unrealized appreciation (depreciation)	14,667,451	(15,269,530)
Decrease in net assets resulting from operations	(40,361,949)	(117,789,303)
Distributions to shareholders
From earnings
Class A	(24,699)	(5,860,184)
Class C	—	(26,950)
Class I	(4,870,285)	(27,426,577)
Class R6	(1,188,017)	(9,418,055)
Class NAV	(1,937,720)	(7,909,103)
Total distributions	(8,020,721)	(50,640,869)
From fund share transactions	(711,299,567)	651,820,746
Total increase (decrease)	(759,682,237)	483,390,574
Net assets
Beginning of year	1,857,628,385	1,374,237,811
End of year	$1,097,946,148	$1,857,628,385
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	8

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.82	$9.62	$10.68	$9.36	$9.31
Net investment income (loss)[1]	0.16	0.27	0.24	(0.06)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.74)	(0.32)	1.66	0.38
Total from investment operations	(0.27)	(0.47)	(0.08)	1.60	0.22
Less distributions
From net investment income	(0.02)	(0.12)	(0.98)	(0.28)	(0.17)
From net realized gain	—	(0.21)	—	—	—
Total distributions	(0.02)	(0.33)	(0.98)	(0.28)	(0.17)
Net asset value, end of period	$8.53	$8.82	$9.62	$10.68	$9.36
Total return (%)[2,3]	(3.12)	(4.95)	(0.11)	17.74	2.41
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$14	$174	$13	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.62	1.65	1.65	1.67
Expenses including reductions	1.61	1.61	1.64	1.64	1.66
Net investment income (loss)	1.86	2.81	2.60	(0.60)	(1.66)
Portfolio turnover (%)	0[5]	0[5]	0[5]	0[5]	0[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
9	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.73	$9.52	$10.58	$9.27	$9.22
Net investment income (loss)[1]	0.10	0.19	0.08	(0.13)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.72)	(0.23)	1.65	0.37
Total from investment operations	(0.33)	(0.53)	(0.15)	1.52	0.15
Less distributions
From net investment income	—	(0.05)	(0.91)	(0.21)	(0.10)
From net realized gain	—	(0.21)	—	—	—
Total distributions	—	(0.26)	(0.91)	(0.21)	(0.10)
Net asset value, end of period	$8.40	$8.73	$9.52	$10.58	$9.27
Total return (%)[2,3]	(3.78)	(5.64)	(0.94)	16.87	1.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$3	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.37	2.36	2.40	2.40	2.42
Expenses including reductions	2.36	2.36	2.39	2.39	2.41
Net investment income (loss)	1.11	2.03	0.81	(1.24)	(2.41)
Portfolio turnover (%)	0[5]	0[5]	0[5]	0[5]	0[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	10

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.85	$9.66	$10.72	$9.39	$9.35
Net investment income (loss)[1]	0.19	0.29	0.22	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.44)	(0.75)	(0.27)	1.68	0.37
Total from investment operations	(0.25)	(0.46)	(0.05)	1.64	0.24
Less distributions
From net investment income	(0.04)	(0.14)	(1.01)	(0.31)	(0.20)
From net realized gain	—	(0.21)	—	—	—
Total distributions	(0.04)	(0.35)	(1.01)	(0.31)	(0.20)
Net asset value, end of period	$8.56	$8.85	$9.66	$10.72	$9.39
Total return (%)[2]	(2.86)	(4.79)	0.17	18.08	2.59
Ratios and supplemental data
Net assets, end of period (in millions)	$667	$1,245	$749	$343	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	1.37	1.40	1.40	1.42
Expenses including reductions	1.36	1.36	1.39	1.39	1.41
Net investment income (loss)	2.11	3.01	2.33	(0.42)	(1.41)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
11	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.87	$9.67	$10.74	$9.41	$9.36
Net investment income (loss)[1]	0.20	0.30	0.21	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.41)	(0.74)	(0.26)	1.72	0.37
Total from investment operations	(0.21)	(0.44)	(0.05)	1.65	0.25
Less distributions
From net investment income	(0.05)	(0.15)	(1.02)	(0.32)	(0.20)
From net realized gain	—	(0.21)	—	—	—
Total distributions	(0.05)	(0.36)	(1.02)	(0.32)	(0.20)
Net asset value, end of period	$8.61	$8.87	$9.67	$10.74	$9.41
Total return (%)[2]	(2.40)	(4.57)	0.20	18.18	2.77
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$253	$255	$207	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.25	1.29	1.29	1.31
Expenses including reductions	1.25	1.25	1.28	1.28	1.30
Net investment income (loss)	2.21	3.14	2.28	(0.72)	(1.30)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	12

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.86	$9.66	$10.73	$9.40	$9.36
Net investment income (loss)[1]	0.19	0.29	0.21	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.73)	(0.26)	1.73	0.37
Total from investment operations	(0.24)	(0.44)	(0.05)	1.65	0.25
Less distributions
From net investment income	(0.05)	(0.15)	(1.02)	(0.32)	(0.21)
From net realized gain	—	(0.21)	—	—	—
Total distributions	(0.05)	(0.36)	(1.02)	(0.32)	(0.21)
Net asset value, end of period	$8.57	$8.86	$9.66	$10.73	$9.40
Total return (%)[2]	(2.74)	(4.67)	0.30	18.21	2.69
Ratios and supplemental data
Net assets, end of period (in millions)	$377	$343	$195	$193	$305
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.25	1.28	1.28	1.30
Expenses including reductions	1.25	1.24	1.27	1.27	1.29
Net investment income (loss)	2.22	3.12	2.26	(0.81)	(1.29)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
13	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of October 31, 2025, the net assets of the subsidiary were $128,991,231 representing 11.8% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
| JOHN HANCOCK Diversified Macro Fund	14

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$742,611,533	—	$742,611,533	—
Total investments in securities	$742,611,533	—	$742,611,533	—
Derivatives:
Assets
Futures	$24,342,663	$24,342,663	—	—
Forward foreign currency contracts	33,416,635	—	$33,416,635	—
Liabilities
Futures	(11,569,164)	(10,808,121)	(761,043)	—
Forward foreign currency contracts	(30,193,117)	—	(30,193,117)	—
15	JOHN HANCOCK Diversified Macro Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $8,027.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Diversified Macro Fund	16

For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $25,891,128 and a long-term capital loss carryforward of $79,668,037 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$8,020,721	$42,647,587
Long-term capital gains	—	7,993,282
Total	$8,020,721	$50,640,869
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $69,812 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions, and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
17	JOHN HANCOCK Diversified Macro Fund |

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2025, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $3.8 billion to $6.6 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the
| JOHN HANCOCK Diversified Macro Fund	18

forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2025, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $1.9 billion to $3.6 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$8,922,136	$(3,680,473)
Currency	Receivable/payable for futures variation margin[1]	Futures	—	(95,949)
Commodity	Receivable/payable for futures variation margin[1]	Futures	14,141,423	(5,675,465)
Equity	Receivable/payable for futures variation margin[1]	Futures	1,279,104	(2,117,277)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	33,416,635	(30,193,117)
			$57,759,298	$(41,762,281)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$33,416,635	$(30,193,117)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$33,416,635	$(30,193,117)	$3,223,518	—	$3,223,518	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
19	JOHN HANCOCK Diversified Macro Fund |

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(79,268,554)	—	$(79,268,554)
Currency	1,026,966	$(25,359,286)	(24,332,320)
Commodity	(47,762,870)	—	(47,762,870)
Equity	65,439,030	—	65,439,030
Total	$(60,565,428)	$(25,359,286)	$(85,924,714)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$27,758,772	—	$27,758,772
Currency	(900,586)	$1,506,311	605,725
Commodity	(12,466,631)	—	(12,466,631)
Equity	(905,698)	—	(905,698)
Total	$13,485,857	$1,506,311	$14,992,168
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
| JOHN HANCOCK Diversified Macro Fund	20

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceeded 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expired on February 28, 2025.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,374
Class C	125
Class I	78,620
Class	Expense reduction
Class R6	$10,903
Class NAV	36,328
Total	$127,350

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 1.18% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,930 for the year ended October 31, 2025. Of this amount, $532 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,398 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are
21	JOHN HANCOCK Diversified Macro Fund |

subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $80 and $130 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$39,983	$17,592
Class C	14,582	1,634
Class I	—	1,027,844
Class R6	—	6,314
Total	$54,565	$1,053,384
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,440,399	$12,879,192	4,105,075	$40,207,036
Distributions reinvested	2,516	22,569	648,330	5,828,487
Repurchased	(1,284,497)	(11,241,120)	(21,192,552)	(193,555,343)
Net increase (decrease)	158,418	$1,660,641	(16,439,147)	$(147,519,820)
Class C shares
Sold	8,374	$75,217	175,221	$1,663,413
Distributions reinvested	—	—	1,828	16,378
Repurchased	(49,706)	(428,005)	(81,379)	(732,732)
Net increase (decrease)	(41,332)	$(352,788)	95,670	$947,059
| JOHN HANCOCK Diversified Macro Fund	22

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	45,520,532	$403,197,800	95,580,667	$903,420,413
Distributions reinvested	434,804	3,908,888	2,339,404	21,078,027
Repurchased	(108,668,730)	(964,244,960)	(34,806,898)	(326,282,966)
Net increase (decrease)	(62,713,394)	$(557,138,272)	63,113,173	$598,215,474
Class R6 shares
Sold	4,268,762	$39,671,570	7,864,072	$75,600,257
Distributions reinvested	131,757	1,184,500	1,040,733	9,377,004
Repurchased	(28,653,737)	(248,238,546)	(6,731,252)	(63,864,481)
Net increase (decrease)	(24,253,218)	$(207,382,476)	2,173,553	$21,112,780
Class NAV shares
Sold	21,204,521	$190,540,478	21,891,568	$212,661,502
Distributions reinvested	215,782	1,937,720	878,789	7,909,103
Repurchased	(16,162,534)	(140,564,870)	(4,238,561)	(41,505,352)
Net increase	5,257,769	$51,913,328	18,531,796	$179,065,253
Total net increase (decrease)	(81,591,757)	$(711,299,567)	67,475,045	$651,820,746
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
During the year ended October 31, 2025, the fund identified an error in the accounting for foreign currency transactions during the period April 3, 2025 through May 13, 2025. In accordance with the fund’s NAV error correction policy, the fund reprocessed shareholder redemption transactions. The loss generated, as a result of the error, was $224,387, which was reimbursed to the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the year ended October 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 34.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.0%
John Hancock Funds II Alternative Asset Allocation Fund	7.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	6.9%
23	JOHN HANCOCK Diversified Macro Fund |

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Diversified Macro Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Macro Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated fund’s investments, of John Hancock Diversified Macro Fund and its subsidiary (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DIVERSIFIED MACRO FUND	26

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section1 describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Graham Capital Management, L.P. (the Subadvisor), for John Hancock Diversified Macro Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1The fund invests in a wholly owned subsidiary of the fund organized as a company under the laws of the Cayman Islands, Diversified Macro Offshore Subsidiary Fund, Ltd. (the “Cayman Subsidiary”). The Cayman Subsidiary has separate, equivalent agreements with the Advisor and Subadvisor. Neither the Advisor or the Subadvisor is entitled to additional compensation under its separate agreements with the Cayman Subsidiary.
27	JOHN HANCOCK DIVERSIFIED MACRO FUND |

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
| JOHN HANCOCK DIVERSIFIED MACRO FUND	28

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2024 and for the period from July 31, 2019 through December 31, 2024, and underperformed its benchmark index for the one-year period. The Board noted that the fund outperformed the peer group median for the three-year period ended December 31, 2024 and underperformed for one- and five-year periods and for the period from July 31, 2019 through December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the three- and five-year periods and for the period from July 31, 2019 through December 31, 2024 and to the peer group median for the three- year period. The Board concluded the fund’s performance has generally been in line with or outperformed the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
29	JOHN HANCOCK DIVERSIFIED MACRO FUND |

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
| JOHN HANCOCK DIVERSIFIED MACRO FUND	30

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
31	JOHN HANCOCK DIVERSIFIED MACRO FUND |

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
| JOHN HANCOCK DIVERSIFIED MACRO FUND	32

(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
33	JOHN HANCOCK DIVERSIFIED MACRO FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947177	473A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Equity Fund
International equity
October 31, 2025

John Hancock
Emerging Markets Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 90.6%		$1,194,257,109
(Cost $788,334,668)
Brazil 4.1%		54,654,541
Banco BTG Pactual SA	2,279,300	20,683,357
TOTVS SA	859,200	7,086,070
Vivara Participacoes SA	1,943,000	11,268,060
WEG SA	1,995,700	15,617,054
China 23.5%		310,344,519
Alibaba Group Holding, Ltd.	1,154,300	24,562,045
BYD Company, Ltd., H Shares	806,500	10,419,967
Centre Testing International Group Company, Ltd., Class A	11,114,108	22,284,344
Contemporary Amperex Technology Company, Ltd., Class A	757,726	41,428,708
Eastroc Beverage Group Company, Ltd., Class A	356,867	14,044,223
Kingsoft Corp., Ltd.	2,301,200	10,031,239
NARI Technology Company, Ltd., Class A	8,142,886	27,745,560
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	336,158	10,163,112
Sunny Optical Technology Group Company, Ltd.	1,944,800	18,793,957
Tencent Holdings, Ltd.	1,496,500	121,557,250
Zhejiang China Commodities City Group Company, Ltd., Class A	3,593,302	9,314,114
France 0.8%		9,835,381
SOITEC (A)	207,845	9,835,381
Greece 3.7%		49,383,758
National Bank of Greece SA	1,628,709	23,939,496
Piraeus Financial Holdings SA (A)	3,257,835	25,444,262
India 15.7%		206,705,072
360 ONE WAM, Ltd.	1,535,539	18,744,732
Coforge, Ltd.	388,179	7,799,510
Eternal, Ltd. (A)	4,658,455	16,638,729
HDFC Bank, Ltd.	1,560,839	17,366,147
ICICI Bank, Ltd.	2,243,046	33,993,111
KEI Industries, Ltd.	540,602	24,505,670
Mahindra & Mahindra, Ltd.	773,626	30,408,412
MakeMyTrip, Ltd. (A)	179,135	14,330,800
Max Healthcare Institute, Ltd.	1,183,233	15,312,094
PB Fintech, Ltd. (A)	909,382	18,259,967
Reliance Industries, Ltd.	558,311	9,345,900
Indonesia 4.2%		55,797,259
Bank Central Asia Tbk PT	29,191,900	14,946,008
Bank Mandiri Persero Tbk PT	99,870,900	28,294,777
Sumber Alfaria Trijaya Tbk PT	103,985,700	12,556,474
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	2

	Shares	Value
Luxembourg 0.5%		$7,140,386
Globant SA (A)	115,953	7,140,386
Mexico 6.1%		80,210,086
Arca Continental SAB de CV	1,157,400	11,199,902
BBB Foods, Inc., Class A (A)	446,094	12,187,288
Coca-Cola Femsa SAB de CV	424,161	3,642,645
Coca-Cola Femsa SAB de CV, ADR	106,092	9,118,607
Fomento Economico Mexicano SAB de CV	1,482,000	13,962,078
Grupo Financiero Banorte SAB de CV, Series O	2,170,000	20,371,381
Regional SAB de CV	1,313,100	9,728,185
Netherlands 0.4%		5,084,606
Prosus NV (A)	73,564	5,084,606
Peru 0.9%		11,488,698
Credicorp, Ltd.	44,018	11,488,698
Poland 0.6%		7,414,834
Dino Polska SA (A)(B)	620,784	7,414,834
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (A)(C)	558,398	0
Saudi Arabia 0.9%		12,453,311
Saudi Tadawul Group Holding Company	234,517	12,453,311
Singapore 5.5%		72,035,542
Grab Holdings, Ltd., Class A (A)	3,637,772	21,863,010
Sea, Ltd., ADR (A)	84,949	13,273,281
Trip.com Group, Ltd.	524,350	36,899,251
South Korea 3.3%		43,879,145
Doosan Fuel Cell Company, Ltd. (A)	494,127	14,755,891
SK Hynix, Inc.	74,849	29,123,254
Taiwan 17.2%		226,257,708
E Ink Holdings, Inc.	1,578,000	10,840,725
eMemory Technology, Inc.	353,000	22,732,460
MediaTek, Inc.	590,000	25,021,560
Taiwan Semiconductor Manufacturing Company, Ltd.	3,467,000	167,662,963
United Arab Emirates 0.6%		7,285,174
Talabat Holding PLC	27,987,670	7,285,174
United Kingdom 1.6%		21,410,359
Anglo American PLC	565,924	21,410,359
Uruguay 1.0%		12,876,730

MercadoLibre, Inc. (A)	5,533	12,876,730
3	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 9.8%		$129,094,696
(Cost $59,055,226)
Brazil 1.9%		24,374,073
Itau Unibanco Holding SA	3,324,830	24,374,073
South Korea 7.9%		104,720,623
Samsung Electronics Company, Ltd.	1,774,476	104,720,623

	Yield (%)	Shares	Value
Short-term investments 0.2%			$2,750,987
(Cost $2,750,987)
Short-term funds 0.2%			2,750,987
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.9443(D)	2,750,987	2,750,987

Total investments (Cost $850,140,881) 100.6%	$1,326,102,792
Other assets and liabilities, net (0.6%)	(7,366,493)
Total net assets 100.0%	$1,318,736,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $860,510,104. Net unrealized appreciation aggregated to $465,592,688, of which $507,937,060 related to gross unrealized appreciation and $42,344,372 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of total investments on 10-31-25:
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $850,140,881)	$1,326,102,792
Foreign currency, at value (Cost $332,687)	331,576
Dividends and interest receivable	539,857
Receivable for fund shares sold	103,699
Receivable for investments sold	5,957,139
Other assets	132,474
Total assets	1,333,167,537
Liabilities
Due to custodian	2,857
Foreign capital gains tax payable	10,995,438
Payable for fund shares repurchased	387,504
Interfund lending payable	2,700,000
Payable to affiliates
Accounting and legal services fees	45,270
Transfer agent fees	10,118
Distribution and service fees	31
Trustees’ fees	1,102
Other liabilities and accrued expenses	288,918
Total liabilities	14,431,238
Net assets	$1,318,736,299
Net assets consist of
Paid-in capital	$1,219,475,458
Total distributable earnings (loss)	99,260,841
Net assets	$1,318,736,299

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($25,342,811 ÷ 2,216,361 shares)[1]	$11.43
Class C ($457,909 ÷ 41,766 shares)[1]	$10.96
Class I ($81,176,911 ÷ 7,069,083 shares)	$11.48
Class R2 ($140,693 ÷ 12,303 shares)	$11.44
Class R4 ($18,035 ÷ 1,573 shares)	$11.47
Class R6 ($52,756,678 ÷ 4,589,384 shares)	$11.50
Class NAV ($1,158,843,262 ÷ 100,845,683 shares)	$11.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$25,417,353
Interest	1,296
Less foreign taxes withheld	(2,973,587)
Total investment income	22,445,062
Expenses
Investment management fees	12,646,772
Distribution and service fees	74,394
Accounting and legal services fees	259,591
Transfer agent fees	99,966
Trustees’ fees	34,599
Custodian fees	732,515
State registration fees	106,316
Printing and postage	49,505
Professional fees	94,045
Other	69,741
Total expenses	14,167,444
Less expense reductions	(2,111,513)
Net expenses	12,055,931
Net investment income	10,389,131
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	101,724,337[1]
101,724,337
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	109,859,425[2]
109,859,425
Net realized and unrealized gain	211,583,762
Increase in net assets from operations	$221,972,893

1	Net of foreign capital gains taxes of $2,322,230.
2	Net of $1,665,331 decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$10,389,131	$15,659,594
Net realized gain (loss)	101,724,337	(39,315,218)
Change in net unrealized appreciation (depreciation)	109,859,425	298,900,347
Increase in net assets resulting from operations	221,972,893	275,244,723
Distributions to shareholders
From earnings
Class A	(29,802)	(311,190)
Class C	—	(2,427)
Class I	(175,816)	(1,599,270)
Class R2	(45)	(592)
Class R4	(56)	(793)
Class R6	(280,363)	(856,429)
Class NAV	(7,027,528)	(23,170,569)
Total distributions	(7,513,610)	(25,941,270)
From fund share transactions	(363,233,852)	(241,376,162)
Total increase (decrease)	(148,774,569)	7,927,291
Net assets
Beginning of year	1,467,510,868	1,459,583,577
End of year	$1,318,736,299	$1,467,510,868
7	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.66	$8.23	$7.82	$14.45	$12.99
Net investment income[1]	0.04	0.06	0.07	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.74	1.48	0.42	(5.35)	1.96
Total from investment operations	1.78	1.54	0.49	(5.27)	2.02
Less distributions
From net investment income	(0.01)	(0.11)	(0.08)	—	(0.07)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	(0.01)	(0.11)	(0.08)	(1.36)	(0.56)
Net asset value, end of period	$11.43	$9.66	$8.23	$7.82	$14.45
Total return (%)[2,3]	18.47	18.74	6.31	(39.72)	15.37
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$24	$23	$20	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.47	1.47	1.43	1.40
Expenses including reductions	1.30	1.31	1.32	1.27	1.24
Net investment income	0.39	0.62	0.78	0.78	0.41
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	8

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.32	$7.94	$7.54	$14.07	$12.69
Net investment loss[1]	(0.03)	(0.01)	—[2]	—[2]	(0.05)
Net realized and unrealized gain (loss) on investments	1.67	1.44	0.41	(5.17)	1.92
Total from investment operations	1.64	1.43	0.41	(5.17)	1.87
Less distributions
From net investment income	—	(0.05)	(0.01)	—	—
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	—	(0.05)	(0.01)	(1.36)	(0.49)
Net asset value, end of period	$10.96	$9.32	$7.94	$7.54	$14.07
Total return (%)[3,4]	17.60	18.07	5.44	(40.12)	14.56
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16	2.17	2.17	2.13	2.10
Expenses including reductions	2.00	2.01	2.02	1.97	1.94
Net investment loss	(0.34)	(0.09)	(0.02)	(0.04)	(0.36)
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than $500,000.
9	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.70	$8.27	$7.86	$14.50	$13.03
Net investment income[1]	0.08	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss) on investments	1.74	1.49	0.44	(5.36)	1.98
Total from investment operations	1.82	1.57	0.52	(5.25)	2.06
Less distributions
From net investment income	(0.04)	(0.14)	(0.11)	(0.03)	(0.10)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	(0.04)	(0.14)	(0.11)	(1.39)	(0.59)
Net asset value, end of period	$11.48	$9.70	$8.27	$7.86	$14.50
Total return (%)[2]	18.85	19.15	6.49	(39.50)	15.69
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$42	$105	$268	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.17	1.17	1.13	1.10
Expenses including reductions	1.00	1.01	1.01	0.97	0.94
Net investment income	0.78	0.83	0.85	1.08	0.51
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	10

CLASS R2 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.67	$8.25	$7.82	$14.45	$12.98
Net investment income[1]	0.03	0.07	0.08	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.74	1.48	0.42	(5.35)	1.97
Total from investment operations	1.77	1.55	0.50	(5.27)	2.03
Less distributions
From net investment income	—[2]	(0.13)	(0.07)	—	(0.07)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	—[2]	(0.13)	(0.07)	(1.36)	(0.56)
Net asset value, end of period	$11.44	$9.67	$8.25	$7.82	$14.45
Total return (%)[3]	18.25	18.89	6.39	(39.76)	15.57
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.47	1.32	1.47	1.29
Expenses including reductions	1.40	1.31	1.16	1.31	1.13
Net investment income	0.31	0.78	0.92	0.73	0.42
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
11	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.69	$8.26	$7.85	$14.48	$13.02
Net investment income[1]	0.03	0.08	0.09	0.09	0.07
Net realized and unrealized gain (loss) on investments	1.78	1.48	0.42	(5.34)	1.98
Total from investment operations	1.81	1.56	0.51	(5.25)	2.05
Less distributions
From net investment income	(0.03)	(0.13)	(0.10)	(0.02)	(0.10)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	(0.03)	(0.13)	(0.10)	(1.38)	(0.59)
Net asset value, end of period	$11.47	$9.69	$8.26	$7.85	$14.48
Total return (%)[2]	18.68	19.09	6.41	(39.56)	15.66
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.33	1.34	1.31	1.27
Expenses including reductions	1.12	1.08	1.08	1.05	1.02
Net investment income	0.32	0.85	0.98	0.88	0.45
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	12

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.71	$8.28	$7.87	$14.52	$13.04
Net investment income[1]	0.08	0.10	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	1.76	1.48	0.42	(5.37)	1.94
Total from investment operations	1.84	1.58	0.53	(5.25)	2.09
Less distributions
From net investment income	(0.05)	(0.15)	(0.12)	(0.04)	(0.12)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	(0.05)	(0.15)	(0.12)	(1.40)	(0.61)
Net asset value, end of period	$11.50	$9.71	$8.28	$7.87	$14.52
Total return (%)[2]	18.93	19.38	6.60	(39.44)	15.86
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$57	$48	$40	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.06	1.06	1.02	0.99
Expenses including reductions	0.90	0.90	0.90	0.87	0.84
Net investment income	0.79	1.03	1.19	1.19	0.97
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$9.71	$8.27	$7.86	$14.51	$13.04
Net investment income[1]	0.08	0.10	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.75	1.49	0.42	(5.36)	1.98
Total from investment operations	1.83	1.59	0.53	(5.24)	2.08
Less distributions
From net investment income	(0.05)	(0.15)	(0.12)	(0.05)	(0.12)
From net realized gain	—	—	—	(1.36)	(0.49)
Total distributions	(0.05)	(0.15)	(0.12)	(1.41)	(0.61)
Net asset value, end of period	$11.49	$9.71	$8.27	$7.86	$14.51
Total return (%)[2]	18.95	19.27	6.75	(39.46)	15.79
Ratios and supplemental data
Net assets, end of period (in millions)	$1,159	$1,344	$1,283	$1,339	$1,982
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.05	1.06	1.01	0.98
Expenses including reductions	0.89	0.89	0.90	0.86	0.83
Net investment income	0.79	1.04	1.17	1.16	0.65
Portfolio turnover (%)	33	46	37	27	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Emerging Markets Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$54,654,541	$54,654,541	—	—
China	310,344,519	—	$310,344,519	—
France	9,835,381	—	9,835,381	—
Greece	49,383,758	—	49,383,758	—
India	206,705,072	14,330,800	192,374,272	—
Indonesia	55,797,259	—	55,797,259	—
Luxembourg	7,140,386	7,140,386	—	—
Mexico	80,210,086	80,210,086	—	—
Netherlands	5,084,606	—	5,084,606	—
Peru	11,488,698	11,488,698	—	—
Poland	7,414,834	—	7,414,834	—
Russia	—	—	—	—
Saudi Arabia	12,453,311	—	12,453,311	—
Singapore	72,035,542	35,136,291	36,899,251	—
South Korea	43,879,145	—	43,879,145	—
Taiwan	226,257,708	—	226,257,708	—
United Arab Emirates	7,285,174	—	7,285,174	—
United Kingdom	21,410,359	—	21,410,359	—
Uruguay	12,876,730	12,876,730	—	—
Preferred securities
Brazil	24,374,073	24,374,073	—	—
South Korea	104,720,623	—	104,720,623	—
| JOHN HANCOCK Emerging Markets Equity Fund	16

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	$2,750,987	$2,750,987	—	—
Total investments in securities	$1,326,102,792	$242,962,592	$1,083,140,200	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
17	JOHN HANCOCK Emerging Markets Equity Fund |

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $7,185.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $257,540,526 and a long-term capital loss carryforward of $121,971,944 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$7,513,610	$25,941,270
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $24,184,620 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Emerging Markets Equity Fund	18

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, foreign capital gain tax and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$37,127
Class C	564
Class I	100,524
Class R2	186
Class	Expense reduction
Class R4	$32
Class R6	81,197
Class NAV	1,891,862
Total	$2,111,492

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
19	JOHN HANCOCK Emerging Markets Equity Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $21 for Class R4 shares for the year ended October 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,472 for the year ended October 31, 2025. Of this amount, $1,671 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,801 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $391 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Emerging Markets Equity Fund	20

Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$70,191	$26,163
Class C	3,547	396
Class I	—	70,748
Class R2	589	6
Class R4	67	1
Class R6	—	2,652
Total	$74,394	$99,966
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Interfund lending payable in the Statement of assets and liabilities. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Oustanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,485,714	7	4.817%	$(3,265)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	387,451	$3,856,879	531,771	$4,861,243
Distributions reinvested	3,088	29,646	35,105	310,680
Repurchased	(682,353)	(6,783,479)	(867,550)	(7,972,650)
Net decrease	(291,814)	$(2,896,954)	(300,674)	$(2,800,727)
Class C shares
Sold	9,316	$96,065	10,100	$90,316
Distributions reinvested	—	—	283	2,427
Repurchased	(6,754)	(63,126)	(19,301)	(171,372)
Net increase (decrease)	2,562	$32,939	(8,918)	$(78,629)
21	JOHN HANCOCK Emerging Markets Equity Fund |

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,230,344	$41,819,010	2,517,769	$22,586,877
Distributions reinvested	18,295	175,816	180,297	1,599,235
Repurchased	(1,460,348)	(14,642,221)	(11,102,034)	(103,901,577)
Net increase (decrease)	2,788,291	$27,352,605	(8,403,968)	$(79,715,465)
Class R2 shares
Sold	1,204	$12,051	10,690	$98,099
Distributions reinvested	5	45	7	58
Repurchased	(12)	(123)	(4,204)	(39,621)
Net increase	1,197	$11,973	6,493	$58,536
Class R4 shares
Sold	47	$470	51	$461
Distributions reinvested	6	56	26	230
Repurchased	(4,411)	(43,592)	(32)	(295)
Net increase (decrease)	(4,358)	$(43,066)	45	$396
Class R6 shares
Sold	616,348	$5,935,828	2,144,540	$19,667,248
Distributions reinvested	28,802	277,079	96,553	856,429
Repurchased	(1,904,041)	(18,738,817)	(2,162,716)	(19,929,227)
Net increase (decrease)	(1,258,891)	$(12,525,910)	78,377	$594,450
Class NAV shares
Sold	2,155,596	$20,972,846	2,016,044	$18,784,280
Distributions reinvested	731,273	7,027,528	2,612,240	23,170,569
Repurchased	(40,482,644)	(403,165,813)	(21,273,578)	(201,389,572)
Net decrease	(37,595,775)	$(375,165,439)	(16,645,294)	$(159,434,723)
Total net decrease	(36,358,788)	$(363,233,852)	(25,273,939)	$(241,376,162)
Affiliates of the fund owned 7% and 100% of shares of Class R6 and Class NAV, respectively, on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $435,828,324 and $777,727,710, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
| JOHN HANCOCK Emerging Markets Equity Fund	22

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 87.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.4%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	17.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.1%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.2%
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Emerging Markets Equity Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Equity Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $29,614,652. The fund intends to pass through foreign tax credits of $4,772,552.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and peer group median for the one-, three-, and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	28

noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
29	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	30

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947155	456A 10/25
12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 11, 2025